SEMI Annual Report

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                                                                  APRIL 30, 2002




FRANKLIN TEMPLETON
INTERNATIONAL TRUST


   TEMPLETON FOREIGN SMALLER COMPANIES FUND
   TEMPLETON PACIFIC GROWTH FUND



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FRANKLIN[REGISTRAION MARK] TEMPLETON[REGISTRAION MARK]
INVESTMENTS

        THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON. WE ENCOURAGE OUR INVESTORS TO MAINTAIN A LONG-TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO SERVING YOUR INVESTMENT NEEDS IN THE YEARS AHEAD.

[PHOTO OMITTED]
RUPERT H. JOHNSON, JR.
PRESIDENT
FRANKLIN TEMPLETON INTERNATIONAL TRUST


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FRANKLINTEMPLETON.COM

Electronic delivery is a convenient alternative to receiving these reports
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


SHAREHOLDER LETTER


Dear Shareholder:

It is a pleasure to bring you this semiannual report for Franklin Templeton International Trust, which consists of Templeton Foreign Smaller Companies Fund and Templeton Pacific Growth Fund, covering the period ended April 30, 2002.

During the six months under review, the economies of the world displayed mixed signs of recovery after terrorism and the uncertainty of ensuing military action exacerbated the global slowdown in early fall 2001. The U.S. and many other nations responded by further reducing and maintaining low interest rates and by implementing other fiscal incentives. By fourth quarter 2001, global monetary stimulus and rapid progress in the war on terrorism contributed to a rally in many equity markets around the world. Consumers and investors, appearing confident that 2002 would be a year of recovery, pushed up many share prices ahead of actual fundamental improvements in sales and corporate earnings. Consequently, some of those gains were given back in early 2002 after disappointing corporate earnings announcements. By the end of 2002's first quarter, the U.S. economy appeared to have recovered from its mildest recession ever with a 5.6% annualized gross domestic product growth rate. The bulk of this surprisingly strong figure stemmed from accelerated business activity as companies began rebuilding inventories




CONTENTS

Shareholder Letter ..............  1

Fund Reports

 Templeton Foreign Smaller
 Companies Fund .................  4

 Templeton Pacific
 Growth Fund .................... 10

Financial Highlights &
Statements of Investments ....... 16

Financial Statements ............ 30

Notes to
Financial Statements ............ 34

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FUND CATEGORY
GLOBAL (HIGHLIGHTED)
GROWTH
GROWTH & INCOME
INCOME
TAX-FREE INCOME
after their massive liquidation efforts finally seemed to reach completion. Across the ocean in Europe, Britain's economy seemed to have slowed after outpacing the U.S. and most of its European peers in 2001. In Asia, the South Korean market maintained its growth trend while Japan continued to struggle. According to the International Monetary Fund's estimates, global output is expected to increase slightly to 2.8% in 2002 after growing 2.5% in 2001.

Within this global economic environment, the world's equity markets managed to post moderate gains. For the six months ended April 30, 2002, the Morgan Stanley Capital International (MSCI) World Index delivered a cumulative total return of 3.47% in U.S. dollar terms, while the MSCI Europe Index returned 5.89% in U.S. dollar terms for the same period. By comparison, the MSCI Pacific Index posted a 5.13% cumulative total return in U.S. dollar terms for the six-month reporting period.(1)

The recovering U.S. economy's impact on the U.S. dollar was mixed. During the period under review, the British pound, Canadian dollar and Swiss franc appreciated against the U.S. dollar. However, the Japanese yen depreciated relative to the U.S. dollar, while the euro (the 12-nation European Monetary Union's official currency) remained flat.


1. Source: Standard & Poor's Micropal. The MSCI World Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets globally. The MSCI Europe Index is market capitalization-weighted and measures the total returns of equity securities available in Europe's developed markets. The MSCI Pacific Index is market capitalization-weighted and measures the total returns of equity securities in the five countries of Australia, Hong Kong, Japan, New Zealand and Singapore.

On the following pages, you will find detailed discussions about Templeton Foreign Smaller Companies Fund and Templeton Pacific Growth Fund. Although the Funds have different investment objectives and strategies, their managers share a dedication to the principles of careful stock selection, broad diversification and constant professional supervision. For specific information about the Funds, including the effect market conditions and management strategies had on their performance, please refer to the Funds' reports following this letter.

We thank you for your continued support, welcome your questions and comments, and look forward to serving your investment needs in the years to come.

Sincerely,

/S/SIGNATURE
Rupert H. Johnson, Jr.
President
Franklin Templeton International Trust


A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.

TEMPLETON FOREIGN
SMALLER COMPANIES FUND

--------------------------------------------------------------------------------
YOUR FUND'S GOAL: TEMPLETON FOREIGN SMALLER COMPANIES FUND SEEKS TO PROVIDE LONG-TERM CAPITAL GROWTH. UNDER NORMAL MARKET CONDITIONS, THE FUND INVESTS AT LEAST 80% OF ITS NET ASSETS IN EQUITY SECURITIES OF SMALLER COMPANIES -- THOSE WITH MARKET CAPITALIZATIONS OF LESS THAN $2 BILLION -- LOCATED OUTSIDE THE UNITED STATES.
--------------------------------------------------------------------------------


We are pleased to bring you this semiannual report for Templeton Foreign Smaller Companies Fund covering the period ended April 30, 2002. The six months under review were significantly better for international investors. One of the primary catalysts for this improved performance was the emergence of market expectations for a global economic recovery occurring sometime in 2002, which would likely contribute to better corporate profits. The resulting share price rally particularly benefited those international companies that have a meaningful exposure to the U.S. economy. After the turbulence of the first synchronized global economic slowdown in 2000, many investors became increasingly mindful of valuations. Smaller companies benefited from this shift and outperformed their larger counterparts, as many investors perceived smaller companies' valuations were more attractive.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 20.


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GEOGRAPHIC DISTRIBUTION
Templeton Foreign Smaller Companies Fund
Based on Total Net Assets
4/30/02

Europe 40.9%
Asia 33.6%
North America 7.5%
Latin America 3.3%
Australia & New Zealand 1.9%
Short-Term Investments & Other Net Assets 12.8%

Within this environment, Templeton Foreign Smaller Companies Fund - Class A produced a +26.61% cumulative total return for the six months ended April 30, 2002, as shown in the Performance Summary beginning on page 8. In comparison, the Salomon Brothers Global ex-U.S. less than $2 Billion Index posted a 16.87% cumulative total return for the same period, while the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index returned 5.66%.(1)

During the reporting period, a number of Fund positions performed particularly well. European holdings with solid performance included British food products supplier Geest and Canadian food and general merchandise retailer North West Company Fund. In Asia, many of our Hong Kong-based positions also contributed to Fund performance, such as clothing producer Giordano International, electronics manufacturer Techtronic Industries, and semiconductor equipment and products manufacturer ASM Pacific Technology. South Korea's economic growth supported the positive returns of our Dae Duck and Halla Climate Control positions, and despite the Japanese economy's continued difficulty, our Meitec and Tokyo Individualized Educational Institute holdings managed to post positive returns. Finally in Australia, our Iluka Resources holding was noteworthy for its performance during the six-month reporting period.


1. Source: Standard & Poor's Micropal. The unmanaged Salomon Brothers Global ex-U.S. less than $2 Billion Index measures the small stock component of the Salomon Global Equity Index, which includes developed and emerging markets countries globally excluding the U.S. Within each country, those stocks falling under a $2 billion market capitalization of the available market capital in each country forms the universe. The securities in the index are capitalization-weighted. The unmanaged MSCI EAFE Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets in Europe, Australasia and the Far East. The indexes include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.



TOP 10 SECTORS/INDUSTRIES
Templeton Foreign
Smaller Companies Fund
4/30/02

                            % OF TOTAL
                            NET ASSETS
--------------------------------------

Commercial Services
& Supplies                     6.8%

Banks                          6.8%

Household Durables             6.2%

Machinery                      5.3%

Diversified Financials         4.8%

Health Care Providers
& Services                     4.7%

Multiline Retail               3.7%

Electrical Equipment           3.5%

Specialty Retail               3.1%

Building Products              3.0%

TOP 10 EQUITY HOLDINGS
Templeton Foreign
Smaller Companies Fund
4/30/02

COMPANY
SECTOR/INDUSTRY,                          % OF TOTAL
COUNTRY                                   NET ASSETS
----------------------------------------------------

Techtronic Industries Co. Ltd.              5.3%
HOUSEHOLD DURABLES,
HONG KONG

Halla Climate Control Co. Ltd.              2.6%
ELECTRICAL EQUIPMENT,
SOUTH KOREA

OPG Groep NV                                2.4%
HEALTH CARE PROVIDERS
& SERVICES, NETHERLANDS

GTC Transcontinental
Group Ltd., B                               2.4%
COMMERCIAL SERVICES
& SUPPLIES, CANADA

Uralita SA                                  2.2%
BUILDING PRODUCTS,
SPAIN

Giordano International Ltd.                 2.1%
SPECIALTY RETAIL,
HONG KONG

Dae Duck Electronics Co. Ltd.               2.1%
ELECTRONIC EQUIPMENT &
INSTRUMENTS, SOUTH KOREA

METSO OYJ                                   2.1%
MACHINERY, FINLAND

Erste Bank Der Oester
Sparkassen AG                               2.0%
BANKS, AUSTRIA

Gehe AG (New)                               2.0%
HEALTH CARE PROVIDERS
& SERVICES, GERMANY


Looking forward, assessing the likely timing of a global economic recovery should be the most important issue in the Fund's coming fiscal year. While we have begun to tilt the portfolio away from its defensive bias, toward companies we feel may perform well as signs of recovery continue, we will, as always, seek to maintain a broadly diversified portfolio.

In the coming months, we will continue to focus on company fundamentals as the basis for stock selection. We believe that this is the correct approach amid the currently uncertain economic environment and in volatile equity markets. In addition, given the still significant divergence in valuations between small- and large-cap sectors, we remain convinced that tremendous upside potential is possible for small-cap stocks internationally. We will focus our search on companies we think are able to avert the threat of pricing pressure to the small business by focusing on value-added rather than commodity products.

There are special risks associated with global investments in smaller companies, and these risks are heightened in emerging markets. These include political, social and economic uncertainties, price volatility, illiquidity, currency fluctuation and limited product lines, markets, or financial and management resources. In addition, emerging markets are relatively small and less liquid. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, the MSCI Mexico Free Index has increased 1,712.57% in the past

14 years, but has suffered 6 quarterly declines of more than 15% during that time.(2) The short-term price volatility of smaller companies and emerging markets can be disconcerting, and declines in excess of 50% are not unusual in emerging markets. These special risks and other considerations are discussed in the Fund's prospectus.

/S/SIGNATURE
Simon Rudolph
Portfolio Manager
Templeton Foreign Smaller Companies Fund


2. Source: Standard & Poor's Micropal. Based on quarterly total return changes over 14 years ended 3/31/02. Market return is measured in U.S. dollars and includes reinvested dividends. The MSCI Mexico Free Index is capitalization-weighted and measures the total return of equity securities in Mexico. The index includes only securities available to foreign (non-local) investors.

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of April 30, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

TEMPLETON FOREIGN
SMALLER COMPANIES FUND


PERFORMANCE SUMMARY AS OF 4/30/02
DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                          CHANGE         4/30/02  10/31/01
-----------------------------------------------------------------
Net Asset Value (NAV)            +$2.92         $14.83    $11.91
DISTRIBUTIONS (11/1/01-4/30/02)
Dividend Income                  $0.2055

CLASS B                          CHANGE         4/30/02  10/31/01
-----------------------------------------------------------------
Net Asset Value (NAV)            +$2.90         $14.67    $11.77
DISTRIBUTIONS (11/1/01-4/30/02)
Dividend Income                  $0.1346

CLASS C                          CHANGE         4/30/02  10/31/01
-----------------------------------------------------------------
Net Asset Value (NAV)            +$2.92         $14.74    $11.82
DISTRIBUTIONS (11/1/01-4/30/02)
Dividend Income                  $0.1497

ADVISOR CLASS                    CHANGE         4/30/02  10/31/01
-----------------------------------------------------------------
Net Asset Value (NAV)            +$2.92         $14.84    $11.92
DISTRIBUTIONS (11/1/01-4/30/02)
Dividend Income                  $0.2262



Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.


CLASS A: SUBJECT TO THE CURRENT, MAXIMUM 5.75% INITIAL SALES CHARGE. PRIOR TO 1/1/97, FUND SHARES WERE OFFERED AT A LOWER INITIAL SALES CHARGE. THUS, ACTUAL TOTAL RETURNS MAY DIFFER.*

CLASS B: SUBJECT TO NO INITIAL SALES CHARGE, BUT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 0% OVER SIX YEARS. THESE SHARES HAVE HIGHER ANNUAL FEES AND EXPENSES THAN CLASS A SHARES.

CLASS C: SUBJECT TO 1% INITIAL SALES CHARGE AND 1% CDSC FOR SHARES REDEEMED WITHIN 18 MONTHS OF INVESTMENT. THESE SHARES HAVE HIGHER ANNUAL FEES AND EXPENSES THAN CLASS A SHARES.

ADVISOR CLASS: NO INITIAL SALES CHARGE OR RULE 12B-1 FEES AND ARE AVAILABLE TO A LIMITED CLASS OF INVESTORS.*

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.


Past performance does not guarantee future results.

PERFORMANCE


                                                                                   SINCE
                                                                                 CHANGES IN
                                                                                 INVESTMENT
                                                                                  POLICIES
CLASS A                               6-MONTH    1-YEAR     5-YEAR    10-YEAR   (10/1/96)(5)
--------------------------------------------------------------------------------------------
Cumulative Total Return(1)            +26.61%    +8.58%    +21.52%   +127.19%    +34.72%
Average Annual
Total Return(2)                       +19.29%    +2.35%     +2.75%     +7.91%     +4.37%
Value of $10,000
Investment(3)                         $11,929   $10,235    $11,450    $21,414    $12,694
Avg. Ann. Total Return (3/31/02)(4)    +4.47%    +1.89%     +7.81%     +3.84%


                                                                               INCEPTION
CLASS B                                         6-MONTH     1-YEAR    3-YEAR    (1/1/99)
--------------------------------------------------------------------------------------------
Cumulative Total Return(1)                      +25.95%     +7.55%    +11.80%    +25.19%
Average Annual Total Return(2)                  +21.95%     +3.55%     +2.85%     +6.20%
Value of $10,000 Investment(3)                  $12,195    $10,355    $10,880    $12,219
Avg. Ann. Total Return (3/31/02)(4)              +5.79%     +4.97%     +5.35%


                                                                               INCEPTION
CLASS C                                         6-MONTH     1-YEAR    3-YEAR    (7/1/98)
--------------------------------------------------------------------------------------------
Cumulative Total Return(1)                      +26.16%     +7.85%    +11.85%    +11.06%
Average Annual Total Return(2)                  +23.90%     +5.78%     +3.46%     +2.51%
Value of $10,000 Investment(3)                  $12,390    $10,578    $11,073    $10,998
Avg. Ann. Total Return (3/31/02)(4)              +7.96%     +5.59%     +1.72%


                                                                                   SINCE
                                                                                 CHANGES IN
                                                                                 INVESTMENT
                                                                                  POLICIES
ADVISOR CLASS6                        6-MONTH    1-YEAR     5-YEAR   10-YEAR    (10/1/96)(5)
--------------------------------------------------------------------------------------------
Cumulative Total Return(1)            +26.68%    +8.83%    +22.92%   +131.45%    +37.55%
Average Annua(l)
Total Return(2)                       +26.68%    +8.83%     +4.21%     +8.75%     +5.88%
Value of $10,000
Investment(3)                         $12,668   $10,883    $12,292    $23,145    $13,755
Avg. Ann. Total Return (3/31/02)(4)   +11.10%    +3.33%     +8.66%     +5.36%



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Effective 10/1/96, the Fund's name was changed from Franklin International Equity Fund to Templeton Foreign Smaller Companies Fund, and the Fund, which until that date invested predominantly in large capitalization foreign equity securities, shifted its emphasis to smaller capitalization foreign equity securities.
6. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +26.08% and +4.44%.


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

TEMPLETON PACIFIC GROWTH FUND

TOP 10 EQUITY HOLDINGS
Templeton Pacific Growth Fund
4/30/02

COMPANY
SECTOR/INDUSTRY,                           % OF TOTAL
COUNTRY                                    NET ASSETS
-----------------------------------------------------
Samsung Electronics Co. Ltd.                  3.2%
SEMICONDUCTOR EQUIPMENT
& PRODUCTS, SOUTH KOREA

East Japan Railway Co.                        2.8%
ROAD & RAIL, JAPAN

United Overseas Bank Ltd.                     2.6%
BANKS, SINGAPORE

Dae Duck Electronics Co. Ltd.                 2.5%
ELECTRONIC EQUIPMENT &
INSTRUMENTS, SOUTH KOREA

Giordano International Ltd.                   2.4%
SPECIALTY RETAIL, HONG KONG

KT Corp., ADR                                 2.4%
DIVERSIFIED TELECOMMUNICATION
SERVICES, SOUTH KOREA

Sun Hung Kai Properties Ltd.                  2.3%
REAL ESTATE, HONG KONG

Kookmin Bank                                  2.3%
BANKS, SOUTH KOREA

Nippon Telegraph &
Telephone Corp.                               2.2%
DIVERSIFIED TELECOMMUNICATION
SERVICES, JAPAN

BHP Billiton Ltd.                             2.2%
METALS & MINING, AUSTRALIA


--------------------------------------------------------------------------------
YOUR FUND'S GOAL: TEMPLETON PACIFIC GROWTH FUND SEEKS TO PROVIDE LONG-TERM CAPITAL GROWTH. UNDER NORMAL MARKET CONDITIONS, THE FUND INVESTS AT LEAST 80% OF ITS NET ASSETS IN EQUITY SECURITIES THAT TRADE ON PACIFIC RIM MARKETS, AS DEFINED IN THE FUND'S PROSPECTUS, AND ARE ISSUED BY COMPANIES THAT HAVE THEIR PRINCIPAL ACTIVITIES IN THE PACIFIC RIM.
--------------------------------------------------------------------------------

We are pleased to bring you this semiannual report for Templeton Pacific Growth Fund covering the period ended April 30, 2002. The six months under review were significantly better for international investors. One of the primary catalysts for this improved performance was the emergence of market expectations for a global economic recovery occurring sometime in 2002, which would likely contribute to better corporate profits. Export-oriented companies benefited and led the rise in share prices.

For the six months ended April 30, 2002, Templeton Pacific Growth Fund - Class A posted a +14.03% cumulative total return, as shown in the Performance Summary beginning on page 14. The Fund's benchmark, the Morgan Stanley Capital International (MSCI) Pacific Index, had a 5.13% cumulative total return for the same period.(1)


1. Source: Standard & Poor's Micropal. The unmanaged MSCI Pacific Index is market capitalization-weighted and measures the total returns of equity securities in the five countries of Australia, Hong Kong, Japan, New Zealand and Singapore. The index includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 27.

The Fund's performance was significantly impacted by the Japanese stock market's performance, which constituted approximately three-fourths of the MSCI Pacific Index.(1) During the period, we remained underweighted in Japan compared with our benchmark, reflecting the difficulty we encountered in unearthing attractively priced stocks. During the six months under review, Japan's overall performance was worse than that of most other Asian markets, despite a significant short-term rally in February and March. Although there are signs of an export-led cyclical recovery, there is little evidence that domestic demand is improving. Furthermore, the country's reform process appears stalled largely as the result of the prime minister's waning popularity and the related decline in his ability to push change past the increasingly powerful anti-reform faction within the governing Liberal Democratic Party Coalition. We believe the absence of reform lowers the Japanese economy's long-term economic growth potential and does little to encourage consumer confidence. Fortunately, the Fund benefited from its exposure to certain export-oriented stocks, such as Sony and Hitachi, while a couple of our smaller domestic holdings also performed well, notably Meitec and Tokyo Individualized Educational Institute.

During the six-month reporting period, the Fund's exposure to South Korea and Taiwan provided the main boosts to performance. In Korea, the share price rally was broadly based. Not only did companies exposed to the global economy perform well, but the rise in domestic demand also buoyed consumer stocks. The Fund benefited from its Kookmin Bank, Samsung Electronics, Dae Duck Electronics and Samsung Electro-Mechanics



TOP 10 SECTORS/INDUSTRIES
Templeton Pacific Growth Fund
4/30/02

                                    % OF TOTAL
                                    NET ASSETS
----------------------------------------------
Banks                                  9.0%

Diversified Telecommunication
Services                               8.5%

Electronic Equipment
& Instruments                          7.5%

Semiconductor Equipment
& Products                             6.8%

Real Estate                            5.5%

Metals & Mining                        5.0%

Diversified Financials                 4.8%

Household Durables                     3.7%

IT Consulting & Services               2.8%

Road & Rail                            2.8%

[GRAPHIC OMITTED]
GEOGRAPHIC DISTRIBUTION
Templeton Pacific Growth Fund
Based on Total Net Assets
4/30/02

Japan                                              30.2%
South Korea                                        13.7%
Hong Kong                                          13.1%
India                                               6.1%
Australia                                           5.9%
Taiwan                                              4.8%
Singapore                                           3.8%
China                                               2.8%
New Zealand                                         1.9%
Philippines                                         1.5%
Thailand                                            0.6%
Short-Term Investments & Other Net Assets          15.6%


positions. Our Taiwanese technology holdings, in particular ASE Test, United Microelectronics Corp. and Advanced Semiconductor Engineering, posted solid returns as well. Australia was another steady performer, as gains in the country's banking and resources sectors contributed to the Fund's performance.

The Fund was not, however, immune from the struggles of Singapore and Hong Kong, as both markets endured a downturn in consumer sentiment. We were still able to benefit from a number of our smaller company holdings as market ratings improved for Hong Kong-based companies Giordano International, Yue Yuen Industrial Holdings and Hung Hing Printing Group. Other positive news arrived before period-end as Singapore's government revised its 2002 gross domestic product growth forecast up. The country's non-oil exports rose 4.3% in January from the previous month, while the decline in its industrial output slowed significantly in March. We believe these events may signal a bottom for the country's economy, and we expect Singapore to benefit with any U.S. economic recovery, as this could lead to greater demand for Singapore's exports.

In the coming months, our investment philosophy in Japan and the Pacific Rim as a whole will continue to focus on company fundamentals as the basis for stock selection as we seek to provide attractive long-term returns for our shareholders. We believe that this is the correct approach amid the currently improving, but still uncertain, economic environment and in volatile equity markets.

It is important to remember that investing in foreign markets concentrated in a single region involves special considerations not associated with more broadly diversified investments, such as market and currency volatility and adverse economic, social and political developments in the region and countries where the Fund invests. Emerging market securities involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of those markets. In addition, investing in an emerging market means accepting a certain amount of volatility, and, in some cases, the consequences of severe market corrections. For example, the MSCI Taiwan Index has increased 84.16% in the past 14 years, but has suffered 13 quarterly declines of more than 15% during that time.(2) While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets.

/S/SIGNATURE
Simon Rudolph
Portfolio Manager
Templeton Pacific Growth Fund


2. Source: Standard & Poor's Micropal. Based on quarterly total return changes over 14 years ended 3/31/02. Market return is measured in U.S. dollars and includes reinvested dividends. The MSCI Taiwan Index is market capitalization-weighted and measures the total return of equity securities in Taiwan.

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of April 30, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

TEMPLETON PACIFIC
GROWTH FUND


PERFORMANCE SUMMARY AS OF 4/30/02
DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


PRICE INFORMATION

CLASS A                        CHANGE         4/30/02  10/31/01
---------------------------------------------------------------
Net Asset Value (NAV)          +$0.79          $6.42     $5.63

CLASS C                        CHANGE         4/30/02  10/31/01
---------------------------------------------------------------
Net Asset Value (NAV)          +$0.74          $6.28     $5.54

ADVISOR CLASS                  CHANGE         4/30/02  10/31/01
---------------------------------------------------------------
Net Asset Value (NAV)          +$0.81          $6.52     $5.71


CLASS A: SUBJECT TO THE CURRENT, MAXIMUM 5.75% INITIAL SALES CHARGE. PRIOR TO 1/1/97, FUND SHARES WERE OFFERED AT A LOWER INITIAL SALES CHARGE. THUS, ACTUAL TOTAL RETURNS MAY DIFFER.*

CLASS C: SUBJECT TO 1% INITIAL SALES CHARGE AND 1% CONTINGENT DEFERRED SALES CHARGE FOR SHARES REDEEMED WITHIN 18 MONTHS OF INVESTMENT. THESE SHARES HAVE HIGHER ANNUAL FEES AND EXPENSES THAN CLASS A SHARES.

ADVISOR CLASS: NO INITIAL SALES CHARGE OR RULE 12B-1 FEES AND ARE AVAILABLE TO A LIMITED CLASS OF INVESTORS.*

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.

Past performance does not guarantee future results.
14

PERFORMANCE

CLASS A                               6-MONTH    1-YEAR    5-YEAR   10-YEAR
----------------------------------------------------------------------------
Cumulative Total Return(1)            +14.03%    -8.29%   -53.35%  -23.89%
Average Annual Total Return(2)         +7.54%   -13.59%   -15.15%   -3.27%
Value of $10,000 Investment(3)        $10,754    $8,641    $4,398   $7,174
Avg. Ann. Total Return (3/31/02)(4)             -10.88%   -15.38%   -3.29%

                                                                   INCEPTION
CLASS C                               6-MONTH    1-YEAR    5-YEAR   (1/2/97)
----------------------------------------------------------------------------
Cumulative Total Return(1)            +13.36%    -9.25%   -54.78%   -57.38%
Average Annual Total Return(2)        +11.15%   -11.06%   -14.84%   -14.95%
Value of $10,000 Investment(3)        $11,115    $8,894    $4,478    $4,220
Avg. Ann. Total Return (3/31/02)(4)              -8.14%   -15.06%   -15.42%


ADVISOR CLASS5                        6-MONTH    1-YEAR    5-YEAR   10-YEAR
----------------------------------------------------------------------------
Cumulative Total Return(1)            +14.19%    -8.04%    -52.24%  -21.87%
Average Annual Total Return(2)        +14.19%    -8.04%    -13.74%   -2.44%
Value of $10,000 Investment(3)        $11,419    $9,196     $4,776   $7,813
Avg. Ann. Total Return (3/31/02)(4)              -5.19%    -13.99%   -2.47%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -54.80% and-13.84%.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Highlights

TEMPLETON FOREIGN SMALLER COMPANIES FUND


                                                                                  CLASS A
                                               --------------------------------------------------------------------
                                               SIX MONTHS ENDED               YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2002 -----------------------------------------------------
                                                 (UNAUDITED)      2001       2000       1999       1998        1997
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........    $11.91       $14.42     $14.43     $12.33      $15.06     $14.18
                                               ---------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) .....................       .06          .21        .31        .24        .26         .27
 Net realized and unrealized gains (losses) ...      3.07        (2.18)      (.05)      2.13      (2.08)       1.64
                                               ---------------------------------------------------------------------
Total from investment operations ..............      3.13        (1.97)       .26       2.37      (1.82)       1.91
Less distributions from:
 Net investment income ........................      (.21)        (.45)      (.27)      (.27)      (.24)       (.32)
 Net realized gains ...........................        --         (.09)        --         --       (.67)       (.71)
                                               ---------------------------------------------------------------------
Total distributions ...........................      (.21)        (.54)      (.27)      (.27)      (.91)      (1.03)
                                               ---------------------------------------------------------------------
Net asset value, end of period ................    $14.83       $11.91     $14.42     $14.43     $12.33      $15.06
                                               =====================================================================

Total return(b) ...............................    26.61%     (14.28)%      1.71%     19.51%   (12.64)%      14.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............   $80,213      $60,579    $99,179   $102,684   $113,964    $121,619
Ratios to average net assets:
 Expenses .....................................     1.63%(c)     1.67%      1.58%      1.65%      1.48%       1.48%
 Expenses, excluding waiver and
  payments by affiliate .......................     1.63%(c)     1.67%      1.58%      1.65%      1.50%       1.58%
 Net investment income ........................      .80%(c)     1.50%      1.99%      1.78%      1.23%       2.01%
Portfolio turnover rate .......................    16.52%       28.93%     37.22%     18.76%     22.82%      33.62%


(a) Based on average weighted shares outstanding effective year ended October 31,1999.
(b) Total return does not reflect sales commissions and is not annualized.
(c) Annualized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Highlights (CONTINUED)



TEMPLETON FOREIGN SMALLER COMPANIES FUND (CONT.)



                                                                                  CLASS B
                                                        --------------------------------------------------
                                                        SIX MONTHS ENDED       YEAR ENDED OCTOBER 31,
                                                         APRIL 30, 2002  ---------------------------------
                                                           (UNAUDITED)       2001       2000       1999(d)
                                                        --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................        $11.77     $14.28     $14.35     $12.44
                                                        --------------------------------------------------
Income from investment operations:
 Net investment income(a) ..............................           .01        .10        .22        .08
 Net realized and unrealized gains (losses) ............          3.03      (2.17)      (.08)      1.89
                                                        --------------------------------------------------
Total from investment operations .......................          3.04      (2.07)       .14       1.97
                                                        --------------------------------------------------
Less distributions from:
 Net investment income .................................          (.13)      (.35)      (.21)      (.06)
 Net realized gains ....................................            --       (.09)        --         --
                                                        --------------------------------------------------
Total distributions ....................................          (.13)      (.44)      (.21)      (.06)
                                                        --------------------------------------------------
Net asset value, end of period .........................        $14.68     $11.77     $14.28     $14.35
                                                        ==================================================

Total return(b) ........................................        25.95%   (14.95)%       .91%     15.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ......................          $971       $550       $482       $201
Ratios to average net assets:
 Expenses ..............................................         2.32%(c)   2.46%      2.37%      1.99%(c)
 Net investment income .................................          .11%(c)    .74%      1.42%       .59%(c)
Portfolio turnover rate ................................        16.52%     28.93%     37.22%     18.76%

(a) Based on average weighted shares outstanding.
(b) Total return does not reflect the contingent deferred sales charge and is not annualized.
(c) Annualized.
(d) For the period January 1, 1999 (effective date) to October 31, 1999.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Highlights (CONTINUED)

TEMPLETON FOREIGN SMALLER COMPANIES FUND (CONT.)



                                                                                     CLASS C
                                                         -------------------------------------------------------------
                                                         SIX MONTHS ENDED            YEAR ENDED OCTOBER 31,
                                                          APRIL 30, 2002 ---------------------------------------------
                                                            (UNAUDITED)      2001       2000       1999        1998(d)
                                                         -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ....................       $11.82     $14.33     $14.36     $12.32      $14.23
                                                         -------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ...............................          .02        .09        .18        .13         .01
 Net realized and unrealized gains (losses) .............         3.05      (2.17)      (.04)      2.11       (1.92)
                                                         -------------------------------------------------------------
Total from investment operations ........................         3.07      (2.08)       .14       2.24       (1.91)
Less distributions from:
 Net investment income ..................................         (.15)      (.34)      (.17)      (.20)         --
 Net realized gains .....................................           --       (.09)        --         --          --
                                                         -------------------------------------------------------------
Total distributions .....................................         (.15)      (.43)      (.17)      (.20)         --
                                                         -------------------------------------------------------------
Net asset value, end of period ..........................       $14.74     $11.82     $14.33     $14.36      $12.32
                                                         =============================================================

Total return(b) .........................................       26.16%   (14.97)%       .94%     18.46%    (13.42)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .......................       $2,160     $1,135       $894       $631        $450
Ratios to average net assets:
 Expenses ...............................................        2.32%(c)   2.46%      2.36%      2.40%       2.54%(c)
 Net investment income ..................................         .24%(c)    .69%      1.18%       .94%       1.08%(c)
Portfolio turnover rate .................................       16.52%     28.93%     37.22%     18.76%      22.82%

(a)Based on average weighted shares outstanding effective year ended October 31, 1999.
(b)Total return does not reflect sales commission or the contingent deferred sales charge and is not annualized.
(c)Annualized.
(d)For the period July 1, 1998 (effective date) to October 31, 1998.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Highlights (CONTINUED)

TEMPLETON FOREIGN SMALLER COMPANIES FUND (CONT.)



                                                                          ADVISOR CLASS
                                              ------------------------------------------------------------------------

                                              SIX MONTHS ENDED                 YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2002 --------------------------------------------------------
                                                 (UNAUDITED)      2001      2000        1999       1998        1997(d)
                                              ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .........     $11.92       $14.45     $14.45     $12.34     $15.09      $14.00
                                              ------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ....................        .09          .23        .35        .26        .32         .20
 Net realized and unrealized gains (losses) ..       3.06        (2.19)      (.05)      2.14      (2.13)        .98
                                              ------------------------------------------------------------------------
Total from investment operations .............       3.15        (1.96)       .30       2.40      (1.81)       1.18
Less distributions from:
 Net investment income .......................       (.22)        (.48)      (.30)      (.29)      (.27)       (.09)
 Net realized gains ..........................         --         (.09)        --         --       (.67)         --
                                              ------------------------------------------------------------------------
Total distributions ..........................       (.22)        (.57)      (.30)      (.29)      (.94)       (.09)
                                              ------------------------------------------------------------------------
Net asset value, end of period ...............     $14.85       $11.92     $14.45     $14.45     $12.34      $15.09
                                              ========================================================================

Total return(b) ..............................     26.68%     (14.11)%      2.01%     19.81%   (12.55)%        8.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ............    $10,353       $5,059    $10,708     $9,841    $12,402      $3,726
Ratios to average net assets:
 Expenses ....................................      1.32%(c)     1.46%      1.38%      1.43%      1.31%       1.24%(c)
 Expenses, excluding waiver and
  payments by affiliate ......................      1.32%(c)     1.46%      1.38%      1.43%      1.33%       1.36%(c)
 Net investment income .......................      1.33%(c)     1.67%      2.31%      1.94%      1.43%       2.66%(c)
Portfolio turnover rate ......................     16.52%       28.93%     37.22%     18.76%     22.82%      33.62%

(a) Based on average weighted shares outstanding effective year ended October 31, 1999.
(b) Total return is not annualized.
(c) Annualized.
(d) For the period January 2, 1997 (effective date) to October 31, 1997.

                                            See notes to financial statements.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (UNAUDITED)

 TEMPLETON FOREIGN SMALLER COMPANIES FUND                                 COUNTRY      SHARES      VALUE
----------------------------------------------------------------------------------------------------------
 COMMON STOCKS 84.9%

 AUTO COMPONENTS .6%
 Italdesign-Giugiaro SpA ...........................................       Italy       162,445  $  584,055
                                                                                                ----------
 AUTOMOBILES .9%
 Tata Engineering & Locomotive Co. .................................       India       320,650     844,713
                                                                                                ----------
 BANKS 6.8%
 Banca Popolare di Verona SCRL .....................................       Italy        77,145     958,620
 Dah Sing Financial Holdings Ltd. ..................................     Hong Kong     325,600   1,661,576
 Erste Bank Der Oester Sparkassen AG ...............................      Austria       25,565   1,912,048
 Laurentian Bank of Canada .........................................      Canada        92,100   1,836,485
                                                                                                ----------
                                                                                                 6,368,729
                                                                                                ----------
 BEVERAGES 1.8%
 Grupo Continental SA ..............................................      Mexico       954,710   1,664,970
                                                                                                ----------
 BUILDING PRODUCTS 3.0%
 Novar PLC .........................................................  United Kingdom   348,484     802,397
 Uralita SA ........................................................       Spain       325,831   2,022,956
                                                                                                ----------
                                                                                                 2,825,353
                                                                                                ----------
 CHEMICALS 1.4%
 Yule Catto & Company PLC ..........................................  United Kingdom   286,600   1,278,047
                                                                                                ----------
 COMMERCIAL SERVICES & SUPPLIES 6.8%
 Arcadis NV ........................................................    Netherlands    189,602   1,833,231
 GTC Transcontinental Group Ltd., B ................................      Canada       100,000   2,222,718
 Tokyo Individualized Educational Institute Inc. ...................       Japan        35,000   1,226,636
 Vedior NV .........................................................    Netherlands     77,855   1,096,530
                                                                                                ----------
                                                                                                 6,379,115
                                                                                                ----------
*COMPUTERS & PERIPHERALS 1.2%
 ATI Technologies Inc. .............................................      Canada       109,655   1,120,511
                                                                                                ----------
 CONSTRUCTION & ENGINEERING 1.7%
 Imtech NV .........................................................    Netherlands     32,650     685,216
 Kurita Water Industries Ltd. ......................................       Japan        75,000     888,435
                                                                                                ----------
                                                                                                 1,573,651
                                                                                                ----------
 CONSTRUCTION MATERIALS 1.6%
 Associated Cement Cos. Ltd. .......................................       India       223,650     688,593
 Gujarat Ambuja Cements Ltd. .......................................       India       214,580     870,512
                                                                                                ----------
                                                                                                 1,559,105
                                                                                                ----------
 DISTRIBUTORS .5%
 Li & Fung Ltd. ....................................................     Hong Kong     288,000     461,589
                                                                                                ----------
 DIVERSIFIED FINANCIALS 4.8%
 D. Carnegie & Co. AB ..............................................      Sweden        80,230     800,331
 Housing Development Finance Corp. Ltd. ............................       India       101,041   1,342,980
 North West Company Fund ...........................................      Canada       148,750   1,833,670
 Vontobel Holding AG ...............................................    Switzerland     22,250     488,234
                                                                                                ----------
                                                                                                 4,465,215
                                                                                                ----------

FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (UNAUDITED) (CONT.)



 TEMPLETON FOREIGN SMALLER COMPANIES FUND                                 COUNTRY      SHARES      VALUE
----------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)

 DIVERSIFIED TELECOMMUNICATION SERVICES 1.0%
 Asia Satellite Telecommunications Holdings Ltd. ...................     Hong Kong     594,500  $  922,338
                                                                                                ----------
 ELECTRICAL EQUIPMENT 3.5%
 Draka Holding NV ..................................................    Netherlands     24,640     882,577
 Halla Climate Control Co. Ltd. ....................................    South Korea     53,700   2,406,862
                                                                                                ----------
                                                                                                 3,289,439
                                                                                                ----------
 ELECTRONIC EQUIPMENT & INSTRUMENTS 2.9%
 Dae Duck Electronics Co. Ltd. .....................................    South Korea    173,313   1,995,567
 Laird Group PLC ...................................................  United Kingdom   270,560     731,403
                                                                                                ----------
                                                                                                 2,726,970
                                                                                                ----------
 FOOD PRODUCTS 1.8%
 Geest PLC .........................................................  United Kingdom   141,975   1,677,962
                                                                                                ----------
 GAS UTILITIES .9%
 Gas Authority of India Ltd., GDR, 144A ............................       India        89,065     863,931
                                                                                                ----------
 HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
 Moulin International Holdings Ltd. ................................     Hong Kong  12,285,000   1,071,117
                                                                                                ----------
 HEALTH CARE PROVIDERS & SERVICES 4.7%
 Gehe AG ...........................................................      Germany        7,330     303,834
*Gehe AG (New) .....................................................      Germany       43,980   1,842,820
 OPG Groep NV ......................................................    Netherlands     55,550   2,277,062
                                                                                                ----------
                                                                                                 4,423,716
                                                                                                ----------
 HOTELS RESTAURANTS & LEISURE .7%
 Sol Melia SA ......................................................       Spain        89,685     666,728
                                                                                                ----------
 HOUSEHOLD DURABLES 6.2%
 Sangetsu Co. Ltd. .................................................       Japan        63,000     874,836
 Techtronic Industries Co. Ltd. ....................................     Hong Kong   6,058,000   4,971,208
                                                                                                ----------
                                                                                                 5,846,044
                                                                                                ----------
 INDUSTRIAL CONGLOMERATES 2.4%
 Aalberts Industries NV ............................................    Netherlands     90,682   1,774,009
 Cookson Group PLC .................................................  United Kingdom   399,380     488,894
                                                                                                ----------
                                                                                                 2,262,903
                                                                                                ----------
 IT CONSULTING & SERVICES 1.5%
 Meitec Corp. ......................................................       Japan        41,000   1,155,919
 Satyam Computers Services Ltd. ....................................       India        47,000     251,762
                                                                                                ----------
                                                                                                 1,407,681
                                                                                                ----------
 LEISURE EQUIPMENT & PRODUCTS .5%
 Amer Group Ltd., A ................................................      Finland       14,535     443,352
                                                                                                ----------


FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (UNAUDITED) (CONT.)



 TEMPLETON FOREIGN SMALLER COMPANIES FUND                                 COUNTRY      SHARES      VALUE
----------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
 MACHINERY 5.3%
 IHC Caland NV .....................................................    Netherlands     16,900  $  949,507
 KCI Konecranes International PLC ..................................      Finland       38,500   1,165,668
 METSO OYJ .........................................................      Finland      162,660   1,978,743
 Swisslog Holding AG ...............................................    Switzerland     57,230     893,722
                                                                                                ----------
                                                                                                 4,987,640
                                                                                                ----------
 MEDIA 1.6%
 APN News & Media Ltd. .............................................     Australia     282,166     560,584
*IM Internationalmedia AG ..........................................      Germany       18,400     110,259
 SCMP Group Ltd. ...................................................     Hong Kong   1,340,385     876,501
                                                                                                ----------
                                                                                                 1,547,344
                                                                                                ----------
 METALS & MINING 1.4%
 Iluka Resources Ltd. ..............................................     Australia     520,100   1,270,669
                                                                                                ----------
 MULTILINE RETAIL 3.7%
 Debenhams PLC .....................................................  United Kingdom   222,305   1,269,944
 Galeries Lafayette SA .............................................      France        12,195   1,534,059
 Takashimaya Co. Ltd. ..............................................       Japan       111,000     632,804
                                                                                                ----------
                                                                                                 3,436,807
                                                                                                ----------
 PAPER & FOREST PRODUCTS 1.7%
 Hung Hing Printing Group Ltd. .....................................     Hong Kong   2,816,000   1,552,579
                                                                                                ----------
 PHARMACEUTICALS 2.3%
 Ono Pharmaceutical Co. Ltd. .......................................       Japan        26,000     850,467
 Orion Yhtyma OYJ, B ...............................................      Finland       56,410   1,321,613
                                                                                                ----------
                                                                                                 2,172,080
                                                                                                ----------
 ROAD & RAIL 2.1%
 Stagecoach Group PLC ..............................................  United Kingdom 1,177,110   1,303,707
 Transportes Azkar SA ..............................................       Spain       112,950     638,159
                                                                                                ----------
                                                                                                 1,941,866
                                                                                                ----------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.4%
 ASM Pacific Technology Ltd. .......................................     Hong Kong     477,000   1,266,023
                                                                                                ----------
 SPECIALTY RETAIL 3.1%
 Athlon Groep NV ...................................................    Netherlands     66,820     873,071
 Giordano International Ltd. .......................................     Hong Kong   3,154,000   2,011,905
                                                                                                ----------
                                                                                                 2,884,976
                                                                                                ----------
 TEXTILES & APPAREL .7%
*Fountain Set Holdings Ltd. ........................................     Hong Kong   1,398,000     335,198
 Yue Yuen Industrial Holdings Ltd. .................................     Hong Kong     110,000     299,007
                                                                                                ----------
                                                                                                   634,205
                                                                                                ----------
 TRADING COMPANIES & DISTRIBUTORS .9%
 Danske Traelast AS ................................................      Denmark       57,900     807,027
                                                                                                ----------


FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (UNAUDITED) (CONT.)



 TEMPLETON FOREIGN SMALLER COMPANIES FUND                                 COUNTRY      SHARES      VALUE
----------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)

 TRANSPORTATION INFRASTRUCTURE 2.2%
*Grupo Aeroportuario del Sureste SA de CV, ADR .....................      Mexico        54,310 $   917,839
 Japan Airport Terminal Co. Ltd. ...................................       Japan       141,000   1,127,780
                                                                                               -----------
                                                                                                 2,045,619
                                                                                               -----------
*WIRELESS TELECOMMUNICATION SERVICES .2%
 Millicom International Cellular SA ................................    Luxembourg      53,250     229,188
                                                                                               -----------
 TOTAL COMMON STOCKS (COST $64,281,580) ............................                            79,503,257
                                                                                               -----------
 PREFERRED STOCKS 2.3%
 Hugo Boss AG, pfd. ................................................      Germany       72,100   1,689,209
 Telemig Celular Participacoes SA, ADR, pfd. .......................      Brazil        23,728     499,712
                                                                                               -----------
 TOTAL PREFERRED STOCKS (COST $1,698,919) ..........................                             2,188,921
                                                                                               -----------


                                                                                      PRINCIPAL
                                                                                       AMOUNT
                                                                                      ---------
 SHORT TERM INVESTMENTS (COST $5,975,203) 6.4%
 U.S. Treasury Bill, 1.737%, 7/25/02 ...............................  United States $6,000,000   5,975,916
                                                                                               -----------
 TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $71,955,702) .                            87,668,094
                                                                                               -----------
(a)REPURCHASE AGREEMENT (COST $4,500,000) 4.8%
 Dresdner Bank AG, 1.85%, 5/01/02 (Maturity Value $4,500,231)
  Collateralized by U.S. Treasury Bills, Notes and Bonds,
   and U.S. Government Agency Securities ...........................  United States $6,000,000   4,500,000
 TOTAL INVESTMENTS (COST $76,455,702) 98.4% ........................                            92,168,094
 OTHER ASSETS, LESS LIABILITIES 1.6% ...............................                             1,528,761
                                                                                               -----------
 TOTAL NET ASSETS 100.0% ...........................................                           $93,696,855
                                                                                               ===========

 *  Non-income producing securities.
(a) At April 30, 2002, all repurchase agreements held by the fund had been entered into on the last business day of the month.


                                              See notes to financial statements.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Highlights

TEMPLETON PACIFIC GROWTH FUND


                                                                               CLASS A
                                              ----------------------------------------------------------------------
                                              SIX MONTHS ENDED               YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2002 ------------------------------------------------------
                                                (UNAUDITED)       2001      2000        1999       1998        1997
                                              ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .........      $5.63        $8.33     $10.20     $ 7.83     $10.88      $14.50
                                              ----------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)(a) .............        .02         (.01)       .03        .01        .13         .14
 Net realized and unrealized gains (losses) ..        .77        (2.65)     (1.90)      2.42      (2.98)      (3.65)
                                              ----------------------------------------------------------------------
Total from investment operations .............        .79        (2.66)     (1.87)      2.43      (2.85)      (3.51)
                                              ----------------------------------------------------------------------
Less distributions from:
 Net investment income .......................         --         (.04)        --       (.06)      (.13)       (.11)
 Net realized gains ..........................         --           --         --         --       (.07)         --
                                              ----------------------------------------------------------------------
Total distributions ..........................         --         (.04)        --       (.06)      (.20)       (.11)
                                              ----------------------------------------------------------------------
Net asset value, end of period ...............      $6.42        $5.63     $ 8.33     $10.20     $ 7.83      $10.88
                                              ======================================================================

Total return(b) ..............................     14.03%     (32.11)%   (18.33)%     31.23%   (26.37)%    (24.42)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ............    $22,467      $19,049    $59,292    $73,160    $42,200     $40,958
Ratios to average net assets:
 Expenses ....................................       2.12%(c)    2.27%      1.81%      1.92%      1.90%       1.63%
 Net investment income (loss) ................        .78%(c)   (.16)%       .31%       .10%      1.43%        .97%
Portfolio turnover rate ......................      34.43%      65.33%     36.56%     39.33%     19.61%      24.79%

(a) Based on average weighted shares outstanding effective year ended October 31, 1999.
(b) Total return does not reflect sales commissions and is not annualized.
(c) Annualized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Highlights (CONTINUED)

TEMPLETON PACIFIC GROWTH FUND (CONT.)


                                                                                CLASS C
                                              ------------------------------------------------------------------------
                                              SIX MONTHS ENDED               YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2002 --------------------------------------------------------
                                                (UNAUDITED)       2001      2000        1999       1998        1997
                                              ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .........      $5.54        $8.21     $10.15     $ 7.80     $10.81      $15.10
                                              ------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)(a) .............       (.03)        (.06)      (.05)      (.07)       .08         .05
 Net realized and unrealized gains (losses) ..        .77        (2.61)     (1.89)      2.45      (2.92)      (4.31)
                                              ------------------------------------------------------------------------
Total from investment operations .............        .74        (2.67)     (1.94)      2.38      (2.84)      (4.26)
                                              ------------------------------------------------------------------------
Less distributions from:
 Net investment income .......................         --           --         --       (.03)      (.10)       (.03)
 Net realized gains ..........................         --           --         --         --       (.07)         --
                                              ------------------------------------------------------------------------
Total distributions ..........................         --           --         --       (.03)      (.17)       (.03)
                                              ------------------------------------------------------------------------
Net asset value, end of period ...............      $6.28        $5.54     $ 8.21     $10.15     $ 7.80      $10.81
                                              ========================================================================

Total return(b) ..............................     13.36%     (32.52)%   (19.11)%     30.61%   (26.47)%    (28.28)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ............     $5,219       $4,472     $7,605    $11,925     $6,183      $2,307
Ratios to average net assets:
 Expenses ....................................      2.81%(c)     3.05%      2.60%      2.70%      2.63%       2.48%(c)
 Net investment income (loss) ................     (.97)%(c)    (.92)%     (.51)%     (.71)%       .67%        .93%(c)
Portfolio turnover rate ......................     34.43%       65.33%     36.56%     39.33%     19.61%      24.79%

(a) Based on average weighted shares outstanding effective year ended October 31, 1999.
(b) Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
(c) Annualized.
(d) For the period January 2, 1997 (effective date) to October 31, 1997.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Highlights (CONTINUED)


TEMPLETON PACIFIC GROWTH FUND (CONT.)


                                                                             ADVISOR CLASS
                                              ------------------------------------------------------------------------
                                              SIX MONTHS ENDED               YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2002 --------------------------------------------------------
                                                (UNAUDITED)       2001      2000        1999       1998        1997(e)
                                              ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                $5.71        $8.44     $10.31     $ 7.88     $10.88      $15.10
                                              ------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a)                             .03           --(d)     .04        .04        .15         .12
 Net realized and unrealized gains (losses)           .78        (2.66)    (1.91)       2.46      (2.93)      (4.30)
                                              ------------------------------------------------------------------------
Total from investment operations                      .81        (2.66)    (1.87)       2.50      (2.78)      (4.18)
                                              ------------------------------------------------------------------------
Less distributions from:
 Net investment income                                 --         (.07)       --        (.07)      (.15)       (.04)
 Net realized gains                                    --           --        --          --       (.07)         --
                                              ------------------------------------------------------------------------
Total distributions                                    --         (.07)       --        (.07)      (.22)       (.04)
                                              ------------------------------------------------------------------------
Net asset value, end of period                      $6.52        $5.71    $ 8.44      $10.31     $ 7.88      $10.88
                                              ========================================================================

Total return(b)                                    14.19%     (31.79)%  (18.14)%      32.15%   (25.68)%    (27.74)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                  $1,810         $715    $1,286      $7,252     $1,454      $1,357
Ratios to average net assets:
 Expenses                                           1.81%(c)     2.06%     1.61%       1.71%      1.62%       1.48%(c)
 Net investment income                              1.15%(c)      .05%      .33%        .40%      1.78%       1.55%(c)
Portfolio turnover rate                            34.43%       65.33%    36.56%      39.33%     19.61%      24.79%


(a) Based on average weighted shares outstanding effective year ended October 31, 1999.
(b) Total return is not annualized.
(c) Annualized.
(d) Actual net investment income per share was $.003.
(e) For the period January 2, 1997 (effective date) to October 31, 1997.

                                            See notes to financial statements.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (UNAUDITED)


 TEMPLETON PACIFIC GROWTH FUND                                               COUNTRY       SHARES      VALUE
-------------------------------------------------------------------------------------------------------------
 COMMON STOCKS 84.4%
 AUTO COMPONENTS 1.0%
 Denso Corp. ...........................................................      Japan        18,100  $  293,209
                                                                                                   ----------
*AUTOMOBILES .9%
 Tata Engineering & Locomotive Co. .....................................      India        93,900     247,368
 Tata Engineering & Locomotive Co. Ltd., GDR ...........................      India        10,000      26,600
                                                                                                   ----------
                                                                                                      273,968
                                                                                                   ----------
 BANKS 9.0%
 Australia & New Zealand Banking Group Ltd. ............................    Australia       6,000      61,148
*Bangkok Bank Public Co. Ltd., fgn. ....................................    Thailand      126,400     187,021
 DBS Group Holdings Ltd. ...............................................    Singapore      45,000     347,740
 HSBC Holdings PLC .....................................................    Hong Kong      28,320     336,791
 Kookmin Bank ..........................................................   South Korea     14,670     667,720
 United Overseas Bank Ltd. .............................................    Singapore      96,000     763,040
 Westpac Banking Corp. Ltd. ............................................    Australia      30,425     265,308
                                                                                                   ----------
                                                                                                    2,628,768
                                                                                                   ----------
 BUILDING PRODUCTS .7%
 Toto Ltd. .............................................................      Japan        48,000     208,972
                                                                                                   ----------
 COMMERCIAL SERVICES & SUPPLIES 1.8%
 Tokyo Individualized Educational Institute Inc. .......................      Japan        15,000     525,701
                                                                                                   ----------
 COMPUTERS & PERIPHERALS 2.7%
 NEC Corp. .............................................................      Japan        56,000     431,776
*Toshiba Corp. .........................................................      Japan        76,000     354,548
                                                                                                   ----------
                                                                                                      786,324
                                                                                                   ----------
 CONSTRUCTION & ENGINEERING 1.7%
 Kurita Water Industries Ltd. ..........................................      Japan        43,000     509,369
                                                                                                   ----------
 CONSTRUCTION MATERIALS 2.0%
 Associated Cement Cos. Ltd. ...........................................      India        91,920     283,011
 Gujarat Ambuja Cements Ltd., GDR, Reg S ...............................      India        77,335     311,273
                                                                                                   ----------
                                                                                                      594,284
                                                                                                   ----------
 DIVERSIFIED FINANCIALS 4.8%
 Acom Co. Ltd. .........................................................      Japan         7,500     572,430
 Housing Development Finance Corp. Ltd. ................................      India        18,670     248,151
 Nomura Holdings Inc. ..................................................      Japan        42,000     585,514
                                                                                                   ----------
                                                                                                    1,406,095
                                                                                                   ----------
 DIVERSIFIED TELECOMMUNICATION SERVICES 8.5%
 Asia Satellite Telecommunications Holdings Ltd. .......................    Hong Kong     210,500     326,580
 KT Corp., ADR .........................................................   South Korea     31,250     707,813
 Nippon Telegraph & Telephone Corp. ....................................      Japan           164     645,016
*Philippine Long Distance Telephone Co. ................................   Philippines     30,100     273,501
 Telecom Corp. of New Zealand Ltd. .....................................   New Zealand    262,890     567,040
                                                                                                   ----------
                                                                                                    2,519,950
                                                                                                   ----------

FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (UNAUDITED) (CONT.)



 TEMPLETON PACIFIC GROWTH FUND                                              COUNTRY       SHARES       VALUE
-------------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
 ELECTRIC UTILITIES
 CLP Holdings Ltd. .....................................................    Hong Kong         100  $      392
                                                                                                   ----------
 ELECTRONIC EQUIPMENT & INSTRUMENTS 7.5%
*ASE Test Ltd. .........................................................     Taiwan        27,120     369,646
 Dae Duck Electronics Co. Ltd. .........................................   South Korea     64,864     746,860
 Hitachi Ltd. ..........................................................      Japan        83,200     616,224
 Samsung Electro-Mechanics Co. .........................................   South Korea      7,990     470,490
                                                                                                   ----------
                                                                                                    2,203,220
                                                                                                   ----------
 GAS UTILITIES 1.1%
 Gas Authority of India Ltd., GDR, 144A ................................      India        33,440     324,368
                                                                                                   ----------
 HOUSEHOLD DURABLES 3.7%
 Matsushita Electric Industrial Co. Ltd. ...............................      Japan        31,000     415,265
 Sangetsu Co. Ltd. .....................................................      Japan        27,000     374,930
 Sony Corp. ............................................................      Japan         5,400     290,187
                                                                                                   ----------
                                                                                                    1,080,382
                                                                                                   ----------
 INDUSTRIAL CONGLOMERATES .5%
 Hutchison Whampoa Ltd. ................................................    Hong Kong      18,000     158,094
                                                                                                   ----------
 INSURANCE 1.3%
 Sampo Japan Insurance Inc. ............................................      Japan        66,000     367,523
                                                                                                   ----------
 IT CONSULTING & SERVICES 2.8%
 Meitec Corp. ..........................................................      Japan        17,000     479,283
 Satyam Computers Services Ltd., ADR ...................................      India        30,100     359,695
                                                                                                   ----------
                                                                                                      838,978
                                                                                                   ----------
 MEDIA 1.2%
 APN News & Media Ltd. .................................................    Australia      98,188     195,072
 SCMP Group Ltd. .......................................................    Hong Kong     243,000     158,902
                                                                                                   ----------
                                                                                                      353,974
                                                                                                   ----------
 METALS & MINING 5.0%
 BHP Billiton Ltd. .....................................................    Australia     111,004     643,719
 POSCO .................................................................   South Korea      5,145     510,902
 WMC Ltd. ..............................................................    Australia      61,470     303,988
                                                                                                   ----------
                                                                                                    1,458,609
                                                                                                   ----------
 MULTILINE RETAIL .9%
 Takashimaya Co. Ltd. ..................................................      Japan        47,551     271,085
                                                                                                   ----------
 OIL & GAS 2.0%
 CNOOC Ltd. ............................................................      China       235,000     310,354
 Woodside Petroleum Ltd. ...............................................    Australia      38,500     279,700
                                                                                                   ----------
                                                                                                      590,054
                                                                                                   ----------
 PAPER & FOREST PRODUCTS 1.6%
 Hung Hing Printing Group Ltd. .........................................    Hong Kong     848,000     467,538
                                                                                                   ----------
 PHARMACEUTICALS 1.0%
 Ono Pharmaceutical Co. Ltd. ...........................................      Japan         9,000     294,393
                                                                                                   ----------

FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (UNAUDITED) (CONT.)



 TEMPLETON PACIFIC GROWTH FUND                                              COUNTRY       SHARES      VALUE
-------------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)

 REAL ESTATE 5.5%
 Ayala Land Inc. .......................................................  Philippines   1,090,000  $  150,716
 Cheung Kong Holdings Ltd. .............................................    Hong Kong      43,300     412,228
 Hang Lung Properties Ltd. .............................................    Hong Kong     339,500     380,891
 Sun Hung Kai Properties Ltd. ..........................................    Hong Kong      78,000     680,074
                                                                                                   ----------
                                                                                                    1,623,909
                                                                                                   ----------
 ROAD & RAIL 2.8%
 East Japan Railway Co. ................................................      Japan           197     833,107
                                                                                                   ----------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS 6.8%
*Advanced Semiconductor Engineering Inc. ...............................     Taiwan       554,000     526,616
 Samsung Electronics Co. Ltd. ..........................................   South Korea      3,205     946,107
*Taiwan Semiconductor Manufacturing Co. ................................     Taiwan        97,000     244,484
*United Microelectronics Corp. .........................................     Taiwan       185,000     282,435
                                                                                                   ----------
                                                                                                    1,999,642
                                                                                                   ----------
 SPECIALTY RETAIL 2.4%
 Giordano International Ltd. ...........................................    Hong Kong   1,124,000     716,988
                                                                                                   ----------
 TEXTILES & APPAREL .7%
*Fountain Set Holdings Ltd. ............................................    Hong Kong     430,000     103,101
 Yue Yuen Industrial Holdings Ltd. .....................................    Hong Kong      38,000     103,293
                                                                                                   ----------
                                                                                                      206,394
                                                                                                   ----------
 TRADING COMPANIES & DISTRIBUTORS 1.8%
 Mitsubishi Corp. ......................................................      Japan        72,000     540,000
                                                                                                   ----------
 TRANSPORTATION INFRASTRUCTURE 1.0%
 Japan Airport Terminal Co. Ltd. .......................................      Japan        38,000     303,941
                                                                                                   ----------
*WIRELESS TELECOMMUNICATION SERVICES 1.7%
 China Mobile (Hong Kong) Ltd. .........................................      China       155,000     507,780
                                                                                                   ----------
 TOTAL COMMON STOCKS (COST $25,809,878) ................................                           24,887,011
                                                                                                   ----------


                                                                                        PRINCIPAL
                                                                                          AMOUNT
                                                                                        ---------
(a)REPURCHASE AGREEMENTS (COST $663,000) 2.2%
 Dresdner Bank AG, 1.85%, 5/01/02 (Maturity Value $663,034)
  Collaterized by U.S. Treasury Bills, Notes and Bonds,
   and U.S. Government Agency Securities ...............................  United States $ 663,000     663,000
                                                                                                  -----------
 TOTAL INVESTMENTS (COST $26,472,878) 86.6% ............................                           25,550,011
 OTHER ASSETS, LESS LIABILITIES 13.4% ..................................                            3,945,837
                                                                                                  -----------
 TOTAL NET ASSETS 100.0% ...............................................                          $29,495,848
                                                                                                  ===========

 *  Non-income producing securities.
(a) At April 30, 2002, all repurchase agreements held by the fund had been entered into on the last business day of the month.

                                              See notes to financial statements.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)



                                                   TEMPLETON       TEMPLETON
                                                FOREIGN SMALLER     PACIFIC
                                                COMPANIES FUND    GROWTH FUND
                                                ------------------------------
Assets:
 Investments in securities:
  Cost ........................................   $76,455,702    $ 26,472,878
                                                ==============================
  Value .......................................    92,168,094      25,550,011
 Cash .........................................         3,301          11,953
 Foreign currency, at value (cost $78,292) ....            --          78,865
 Receivables:
  Investment securities sold ..................       818,389              --
  Beneficial shares sold ......................     3,532,930       3,964,859
  Dividends and interest ......................       417,132          78,042
                                                ------------------------------
     Total assets .............................    96,939,846      29,683,730
                                                ------------------------------
Liabilities:
 Payables:
  Investment securities purchased .............     2,604,640          34,075
  Beneficial shares redeemed ..................       290,726          47,799
  To affiliates ...............................       144,027          63,759
  To shareholders .............................        35,962          21,235
 Deferred tax liability (Note 1f) .............       139,934           2,492
 Accrued expenses .............................        27,702          18,522
                                                ------------------------------
     Total liabilities ........................     3,242,991         187,882
                                                ------------------------------
Net assets, at value ..........................   $93,696,855    $ 29,495,848
                                                ==============================
Net assets consist of:
 Undistributed net investment income ..........    $ (783,429)     $  (41,503)
 Net unrealized appreciation (depreciation) ...    15,583,158        (923,525)
 Accumulated net realized loss ................    (3,686,877)    (14,368,098)
 Beneficial shares ............................    82,584,003      44,828,974
                                                ------------------------------
Net assets, at value ..........................   $93,696,855    $ 29,495,848
                                                ==============================


                                              See notes to financial statements.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
APRIL 30, 2002 (UNAUDITED)



                                                                                 TEMPLETON       TEMPLETON
                                                                              FOREIGN SMALLER     PACIFIC
                                                                              COMPANIES FUND    GROWTH FUND
                                                                              -----------------------------
CLASS A:
 Net assets, at value .......................................................   $80,213,184     $22,466,726
                                                                              =============================
 Shares outstanding .........................................................     5,408,817       3,497,669
                                                                              =============================
 Net asset value per share ..................................................        $14.83           $6.42
                                                                              =============================
 Maximum offering price per share (Net asset value per share / 94.25%) ......        $15.73           $6.81
                                                                              =============================
CLASS B:
 Net assets, at value .......................................................   $   970,760
                                                                              =============
 Shares outstanding .........................................................        66,135
                                                                              =============
 Net asset value and maximum offering price per share* ......................        $14.68
                                                                              =============
CLASS C:
 Net assets, at value .......................................................   $ 2,159,555     $ 5,219,303
                                                                              =============================
 Shares outstanding .........................................................       146,509         830,726
                                                                              =============================
 Net asset value per share* .................................................        $14.74           $6.28
                                                                              =============================
 Maximum offering price per share (Net asset value per share / 99.00%) ......        $14.89           $6.34
                                                                              =============================
ADVISOR CLASS:
 Net assets, at value .......................................................   $10,353,356     $ 1,809,819
                                                                              =============================
 Shares outstanding .........................................................       697,396         277,560
                                                                              =============================
 Net asset value and maximum offering price per share .......................        $14.85           $6.52
                                                                              =============================

*Redemption price per share is equal to net asset value less any applicable sales charge.



                       See notes to financial statements.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)



                                                                                   TEMPLETON     TEMPLETON
                                                                                FOREIGN SMALLER   PACIFIC
                                                                                COMPANIES FUND  GROWTH FUND
                                                                                ---------------------------
Investment Income:
 Dividends* ..................................................................     $  905,663    $  242,103
 Interest ....................................................................         60,866        15,893
                                                                                ---------------------------
     Total investment income .................................................        966,529       257,996
                                                                                ---------------------------
Expenses:
 Management fees (Note 3) ....................................................        392,793       133,116
 Distribution fees (Note 3)
  Class A ....................................................................        104,543        31,989
  Class B ....................................................................          3,649            --
  Class C ....................................................................          7,712        26,294
 Transfer agent fees (Note 3) ................................................         73,200        63,800
 Custodian fees ..............................................................         14,800        10,100
 Reports to shareholders .....................................................             --         3,200
 Registration and filing fees ................................................         26,200        20,900
 Professional fees ...........................................................          9,900         9,100
 Trustees' fees and expenses .................................................          3,100         1,000
                                                                                ---------------------------
     Total expenses ..........................................................        635,897       299,499
                                                                                ---------------------------
      Net investment income (loss) ...........................................        330,632       (41,503)
                                                                                ---------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ................................................................      1,423,789      (113,770)
  Foreign currency transactions ..............................................         10,782       (24,362)
                                                                                ---------------------------
Net realized gain (loss) .....................................................      1,434,571      (138,132)
                                                                                ---------------------------
 Net unrealized appreciation (depreciation) on:
 Investments .................................................................     17,034,753     4,583,323
 Translation of assets and liabilities denominated in foreign currencies .....         10,670         2,850
 Deferred taxes (Note 1f) ....................................................       (139,934)       (2,492)
                                                                                ---------------------------
  Net unrealized appreciation ................................................     16,905,489     4,583,681
                                                                                ---------------------------
Net realized and unrealized gain .............................................     18,340,060     4,445,549
                                                                                ---------------------------
Net increase in net assets resulting from operations .........................    $18,670,692    $4,404,046
                                                                                ===========================


*Net of foreign taxes of $121,670 and $14,633 for the Foreign Smaller Companies Fund and the Pacific Growth Fund, respectively.


                       See notes to financial statements.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
AND THE YEAR ENDED OCTOBER 31, 2001


                                                          TEMPLETON                         TEMPLETON
                                                FOREIGN SMALLER COMPANIES FUND          PACIFIC GROWTH FUND
                                               --------------------------------------------------------------------
                                                 SIX MONTHS         YEAR             SIX MONTHS         YEAR
                                                    ENDED           ENDED               ENDED           ENDED
                                               APRIL 30, 2002  OCTOBER 31, 2001    APRIL 30, 2002  OCTOBER 31, 2001
                                               --------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Net investment income (loss) .................    $   330,632       $ 1,305,406       $   (41,503)    $   (100,253)
Net realized gain (loss) from investments and
 foreign currency transactions ...............      1,434,571        (5,231,676)         (138,132)      (8,399,439)
Net unrealized appreciation (depreciation) on
 investments, translation of assets and
 liabilities denominated in foreign currencies,
 and deferred taxes ..........................     16,905,489        (5,898,036)        4,583,681       (1,648,902)
                                               --------------------------------------------------------------------
     Net increase (decrease) in net
      assets resulting from operations .......     18,670,692        (9,824,306)        4,404,046      (10,148,594)
 Distributions to shareholders from:
  Net investment income:
   Class A ...................................     (1,033,528)       (2,705,684)               --         (143,380)
   Class B ...................................         (6,341)          (12,935)               --               --
   Class C ...................................        (14,925)          (23,081)               --               --
   Advisor Class .............................        (92,932)         (270,262)               --           (7,888)
  Net realized gains:
   Class A ...................................             --          (540,757)               --               --
   Class B ...................................             --            (3,172)               --               --
   Class C ...................................             --            (5,757)               --               --
   Advisor Class .............................             --           (50,736)               --               --
                                               --------------------------------------------------------------------
 Total distributions to shareholders .........     (1,147,726)       (3,612,384)               --         (151,268)
 Beneficial share transactions (Note 2):
  Class A ....................................      4,376,337       (26,659,595)           47,496      (32,262,230)
  Class B ....................................        274,866           174,839                --               --
  Class C ....................................        690,390           438,718          (105,762)      (1,133,684)
  Advisor Class ..............................      3,508,599        (4,456,859)          913,355         (250,494)
                                               --------------------------------------------------------------------
 Total beneficial share transactions .........      8,850,192       (30,502,897)          855,089      (33,646,408)
     Net increase (decrease) in net assets ...     26,373,158       (43,939,587)        5,259,135      (43,946,270)
Net assets:
 Beginning of period .........................     67,323,697       111,263,284        24,236,713       68,182,983
                                               --------------------------------------------------------------------
 End of period ...............................    $93,696,855      $ 67,323,697       $29,495,848     $ 24,236,713
                                               ====================================================================
Undistributed net investment income included
 in net assets:
 End of period ...............................     $ (783,429)        $  33,665         $ (41,503)            $ --
                                               ====================================================================s



                       See notes to financial statements.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Notes to Financial Statements (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton International Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two Funds. The Funds and their investment policies are:

Templeton Foreign Smaller Companies Fund -- Seeks to achieve long-term capital growth by investing, under normal market conditions, at least 80% of its total assets in equity securities of smaller capitalization companies outside the United States.

Templeton Pacific Growth Fund -- Seeks to achieve long-term capital growth by investing, under normal market conditions, at least 80% of its total assets in equity securities that trade on Pacific Rim markets as defined in the Fund's prospectus, and are issued by companies that have their principal activities in the Pacific Rim.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Notes to Financial Statements (unaudited) (CONTINUED)



1. SIGNIFICANT ACCOUNTING POLICIES (CONT.)

D. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

F. DEFERRED TAXES

Deferred taxes are recorded for estimated tax liabilities inherent in each Funds' portfolio securities which may arise from subsequent sales of those securities and asset repatriations from countries that impose such taxes.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. BENEFICIAL SHARES

The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

        FUND                                                 CLASS
        ----------------------------------------------------------------------
        Templeton Foreign Smaller Companies Fund             A, B, C & Advisor
        Templeton Pacific Growth Fund                        A, C & Advisor

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Notes to Financial Statements (unaudited) (CONTINUED)



2. BENEFICIAL SHARES (CONT.)

At April 30, 2002, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:

                                                             TEMPLETON                     TEMPLETON
                                                  FOREIGN SMALLER COMPANIES FUND      PACIFIC GROWTH FUND
                                                  ------------------------------------------------------------
                                                      SHARES         AMOUNT          SHARES          AMOUNT
                                                  ------------------------------------------------------------
CLASS A SHARES:
Six months ended April 30, 2002
Shares sold .....................................   4,698,823   $  63,600,087      10,817,032   $  65,503,696
Shares issued on reinvestment of distributions ..      70,291         905,351            --                --
Shares redeemed .................................  (4,448,581)    (60,129,101)    (10,701,609)    (65,456,200)
                                                  ------------------------------------------------------------
Net increase ....................................     320,533   $   4,376,337         115,423        $ 47,496
                                                  ============================================================

Year ended October 31, 2001
Shares sold .....................................  14,786,972   $ 207,894,404      34,231,813   $ 246,981,965
Shares issued on reinvestment of distributions ..     201,279       2,823,982          16,243         126,858
Shares redeemed ................................. (16,778,030)   (237,377,981)    (37,986,108)   (279,371,053)
                                                  ------------------------------------------------------------
Net decrease ....................................  (1,789,779)  $ (26,659,595)     (3,738,052)  $ (32,262,230)
                                                  ============================================================

CLASS B SHARES:
Six months ended April 30, 2002
Shares sold .....................................      44,477     $   623,491
Shares issued on reinvestment of distributions ..         448           5,721
Shares redeemed .................................     (25,559)       (354,346)
                                                  ----------------------------
Net increase ....................................      19,366     $   274,866
                                                  ============================

Year ended October 31, 2001
Shares sold .....................................      17,653     $   236,165
Shares issued on reinvestment of distributions ..         986          13,755
Shares redeemed .................................      (5,605)        (75,081)
                                                  ----------------------------
Net increase ....................................      13,034     $   174,839
                                                  ============================
CLASS C SHARES:
Six months ended April 30, 2002
Shares sold .....................................     126,873     $ 1,713,097       2,440,576    $ 14,349,164
Shares issued on reinvestment of distributions ..         958          12,297              --              --
Shares redeemed .................................     (77,357)     (1,035,004)     (2,417,049)    (14,454,926)
                                                  ------------------------------------------------------------
Net increase (decrease) .........................      50,474        $690,390          23,527    $   (105,762)
                                                  ============================================================

Year ended October 31, 2001
Shares sold .....................................     239,058     $ 3,355,990       3,848,008    $ 25,553,076
Shares issued on reinvestment of distributions ..       1,761        24,647                --              --
Shares redeemed .................................    (207,201)     (2,941,919)     (3,967,277)    (26,686,760)
                                                  ------------------------------------------------------------
Net increase (decrease) .........................      33,618     $   438,718        (119,269)   $ (1,133,684)
                                                  ============================================================

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Notes to Financial Statements (unaudited) (CONTINUED)



2. BENEFICIAL SHARES (CONT.)

                                                            TEMPLETON                     TEMPLETON
                                                 FOREIGN SMALLER COMPANIES FUND      PACIFIC GROWTH FUND
                                                 -------------------------------------------------------------
                                                      SHARES        AMOUNT           SHARES       AMOUNT
                                                 -------------------------------------------------------------
ADVISOR CLASS SHARES:
Six months ended April 30, 2002
Shares sold ....................................      442,803   $ 5,881,185           880,924     $ 5,512,823
Shares issued on reinvestment of distributions .        6,331        81,539                --              --
Shares redeemed ................................     (176,181)   (2,454,125)         (728,656)     (4,599,468)
                                                 -------------------------------------------------------------
Net increase ...................................      272,953   $ 3,508,599           152,268     $   913,355
                                                 =============================================================

Year ended October 31, 2001
Shares sold ....................................      108,700   $ 1,491,495           447,221     $ 3,242,002
Shares issued on reinvestment of distributions .       19,539       274,206             1,000           7,888
Shares redeemed ................................     (445,073)   (6,222,560)         (475,279)     (3,500,384)
                                                 -------------------------------------------------------------
Net decrease ...................................     (316,834)  $(4,456,859)          (27,058)    $  (250,494)
                                                 =============================================================


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Funds' investment manager, principal underwriter, and transfer agent, respectively.

The Funds pay an investment management fee to Advisers based on the average daily net assets of each Fund as follows:

       ANNUALIZED
        FEE RATE    AVERAGE DAILY NET ASSETS
       ----------------------------------------------------------------
          1.00%     First $100 million
          0.90% Over $100 million, up to and including $250 million 0.80% Over $250 million, up to and including $500 million
          0.75%     Over $500 million

Under a subadvisory agreement, Templeton Investment Counsel, LLC (TIC) provides subadvisory services to the Templeton Foreign Smaller Companies Fund and receives from Advisers fees based on the average daily net assets of the Fund. Under an agreement with TIC, Templeton Asset Management Ltd. (TAML) provides subadvisory services to TIC and receives from TIC fees based on the average daily net assets of the Fund.

Under a subadvisory agreement, TAML provides subadvisory services to the Templeton Pacific Growth Fund and receives from Advisers fees based on the average daily net assets of the Fund.

Templeton Foreign Smaller Companies Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively. Templeton Pacific Growth Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25% and 1.00% per year of the average daily net assets of Class A and Class C shares, respectively.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Notes to Financial Statements (unaudited) (CONTINUED)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

Distributors paid net commissions on sales of each Fund's shares and received contingent deferred sales charges for the period ended April 30, 2002 as follows:

                                               TEMPLETON       TEMPLETON
                                           FOREIGN SMALLER      PACIFIC
                                            COMPANIES FUND    GROWTH FUND
                                           ------------------------------
        Total commissions paid ............     $79,394        $41,183
        Contingent deferred sales charges .       $ 490        $ 3,861

4. INCOME TAXES

At April 30, 2002, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                 TEMPLETON       TEMPLETON
                                                              FOREIGN SMALLER     PACIFIC
                                                              COMPANIES FUND    GROWTH FUND
                                                              ------------------------------
        Cost of investments .................................  $ 77,541,733     $26,479,195
                                                              ------------------------------
        Unrealized appreciation .............................  $ 19,997,896     $ 3,014,236
        Unrealized depreciation .............................   (5,371,535)      (3,943,420)
                                                              ------------------------------
        Net unrealized appreciation (depreciation) ..........  $ 14,626,361     $ (929,184)
                                                              ==============================

Net investment income and net realize losses differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales, and foreign currency transactions.

At October 31, 2001, the Funds had tax basis capital losses which may be carried over to offset future capital gains as follows:

                                                                 TEMPLETON       TEMPLETON
                                                              FOREIGN SMALLER     PACIFIC
                                                              COMPANIES FUND    GROWTH FUND
                                                              ------------------------------
        Capital loss carryover expiring in:
         2006 ...............................................    $       --     $ 5,811,328
         2009 ...............................................     5,100,890       8,395,998
                                                              ------------------------------
                                                                 $5,100,890     $14,207,326
                                                              ==============================

5. INVESTMENT TRANSACTION

Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2002 were as follows:

                                                                 TEMPLETON       TEMPLETON
                                                              FOREIGN SMALLER     PACIFIC
                                                              COMPANIES FUND    GROWTH FUND
                                                              ------------------------------
        Purchases ...........................................   $11,978,201     $ 8,594,916
        Sales ...............................................   $12,413,752     $12,393,603

                                            This page intentionally left blank.

                                            This page intentionally left blank.

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin Capital Growth Fund(1)
Franklin DynaTech Fund
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund(2)
Franklin Small Cap Growth Fund II(3)
Franklin Technology Fund

GROWTH & INCOME
Franklin Balance Sheet
 Investment Fund(4)
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund(5)
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund(6)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust(7)
Franklin Short-Intermediate
 U.S. Government Securities Fund(6)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund(6)
Franklin Federal Money Fund(6,8)
Franklin Money Fund(6,8)

TAX-FREE INCOME(9)
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(10)
Tax-Exempt Money Fund(6,8)

STATE-SPECIFIC
TAX-FREE INCOME(9)
Alabama
Arizona
California(11)
Colorado
Connecticut
Florida(11)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(10)
Michigan(10)
Minnesota(10)
Missouri
New Jersey
New York(11)
North Carolina
Ohio(10)
Oregon
Pennsylvania
Tennessee
Texas
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(12)


1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin Small Cap Growth Fund I. Effective 9/1/01, the fund's name changed and its investment criteria expanded.
3. The fund is closed to most new investors, with the exception of retirement plan accounts and wrap program accounts. Existing shareholders can continue adding to their account.
4. Effective 5/1/02, the fund is closed to all new investors. Existing shareholders, however, will be able to continue adding to their accounts through exchanges and purchases. In addition, retirement plans with an existing account in the fund will be allowed to open new participant accounts.
5. Effective 4/1/02, the fund expanded its investment universe to include companies with market capitalizations up to $2.5 billion.
6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. No assurance exists that the fund's $1.00 per share price will be maintained.
9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
10. Portfolio of insured municipal securities.
11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.


                                                                           05/02

[GRAPHIC OMITTED]
FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK]
INVESTMENTS
One Franklin Parkway
San Mateo, CA  94403-1906


SEMIANNUAL REPORT
FRANKLIN TEMPLETON INTERNATIONAL TRUST

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIALBEN[REGISTRATION MARK]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301
This report must be preceded or accompanied by the current Franklin Templeton International Trust prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FTIT S2002 06/02


[GRAPHIC OMITTED]
Printed on recycled paper
















SEMI ANNUAL REPORT

APRIL 30, 2002

FRANKLIN TEMPLETON
INTERNATIONAL TRUST

TEMPLETON GLOBAL LONG-SHORT FUND


     [LOGO OMITTED]
FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK]
       INVESTMENTS

THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON. WE ENCOURAGE OUR INVESTORS TO MAINTAIN A LONG-TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO SERVING YOUR INVESTMENT NEEDS IN THE YEARS AHEAD.

                                 [PHOTO OMITTED]
                                DALE WINNER, CFA

                                 [PHOTO OMITTED]
                                 LISA MYERS, CFA

                                 [PHOTO OMITTED]
                                  SCOTT BENESCH

                            PORTFOLIO MANAGEMENT TEAM
                        TEMPLETON GLOBAL LONG-SHORT FUND

--------------------------------------------------------------------------------
[GRPAHIC OF COMPUTER MOUSE OMITTED]
FRANKLINTEMPLETON.COM

Electronic delivery is a convenient alternative to receiving these reports through the mail. Visit franklintempleton.com today, click on Account Services and sign up.
--------------------------------------------------------------------------------

SHAREHOLDER LETTER


--------------------------------------------------------------------------------
YOUR FUND'S GOAL: TEMPLETON GLOBAL LONG-SHORT FUND SEEKS CAPITAL APPRECIATION IN UP AND DOWN (BULL AND BEAR) MARKETS WITH LESS VOLATILITY THAN THE OVERALL GLOBAL STOCK MARKET THROUGH A COMBINATION OF LONG AND SHORT POSITIONS OF COMPANIES LOCATED THROUGHOUT THE WORLD.
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to bring you Templeton Global Long-Short Fund's semiannual report, covering the period ended April 30, 2002. The Fund initially closed to new investors during the six-month reporting period on November 30, 2001, and re-opened on March 1, 2002. Assets under management on April 30, 2002, exceeded $100 million for the first time.

The Fund's primary goal is to achieve long-term capital appreciation with lower volatility than the overall equity markets. We aim to achieve this by combining Templeton's disciplined approach to finding long equity positions in bargains around the world with the ability to short stocks. When the Fund takes a long position it purchases a stock outright. When the Fund takes a short position, it sells a stock it does not own at the current market price and delivers to the buyer the stock that it has borrowed. The Fund then buys back the stock in the open market at some future date.


CONTENTS

Shareholder Letter .........  1

Performance Summary ........ 10

Financial Highlights &
Statement of Investments ... 12

Financial Statements ....... 18

Notes to
Financial Statements ....... 21

FUND CATEGORY
[GRAPHIC OF PYRAMID OMITTED]
Global
Growth
Growth & Income
Income
Tax-Free Income

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 14.

Our investment process uses fundamental research to identify securities that we think have been temporarily mispriced by short-term irrational markets, where there is a catalyst for change. However we do not follow a simplistic strategy of merely going long on low price-to-earnings ratio (P/E) securities, short on high P/E securities. On the long side we are looking for solid, quality companies with improving fundamentals, and we want to buy the most undervalued among them. We are also looking for poor-quality companies with deteriorating fundamentals, and are looking to short the most expensive of those. The Fund seeks the most attractive opportunities and can invest long or short, in any market capitalization, industry sector or country in the world. The Fund will not target a market neutral strategy and will tend to have a long-term objective of 10%-50% net long investments.

During the period under review, the U.S. economy appeared to bounce back dramatically from 2001's mild recession with gross domestic product (GDP) growing at annualized rates of 1.7% in 2001's fourth quarter and 5.6% in first quarter 2002. Consumer spending was the major driver of economic growth, boosted by relatively low unemployment rates and by the lowest interest rates in 40 years, which stimulated consumer borrowing. Stock markets managed to recoup a small amount of their losses from the past two years, with the broad Standard & Poor's 500 Composite Index (S&P 500) rising 2.31% for the six



"... THE U.S. ECONOMY APPEARED TO BOUNCE BACK DRAMATICALLY FROM 2001'S MILD
RECESSION. ..."

months ended April 30, 2002.(1) Despite some short-lived rallies, concerns over stock valuations, accounting scandals, the new U.S. war on terrorism, higher consumer and corporate debt levels and the possibility of rising interest rates held back larger gains.

Europe's economic recovery lagged that of the United States. For example, the U.K. recorded only 0.1% GDP growth in 2002's first quarter.(2) However, Europe's stock markets held up well, with most of the region's country indexes showing positive total returns for the six months under review. In Asia, Japan continued to be plagued by financial structural problems, particularly on the debt side, despite massive fiscal spending and a continuation of its central bank's near-zero interest-rate policy. Consumers there remained concerned with underfunded pension liabilities and poor returns on shareholder capital by Japanese companies, which are generally protected by over-regulation against competition and takeovers. Furthermore, government debt remained high and the banking sector was constrained by illiquid, non-performing loans. As a result, independent credit rating agency Moody's recently downgraded the sovereign credit rating of Japan's overall debt, and attached a negative outlook.(3)



1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

2. Source: Bank of England Monetary Policy Committee.

3. Source: Jiji Press Ltd., "JAPAN'S KOIZUMI REMAINS COMMITED ON REFORM DRIVE," 12/01.

--------------------------------------------------------------------------------
GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
4/30/02

REGION                                 % LONG   % SHORT   NET %
--------------------------------------------------------------------------------
Europe                                 28.7%    -8.1%     20.6%

North America                          29.4%   -11.7%     17.7%

Asia                                    9.9%     0.0%      9.9%

Latin America                           4.3%     0.0%      4.3%

Australia                               1.5%     0.0%      1.5%

Short-Term Investments &
   Other Net Assets                    46.0%     0.0%     46.0%
--------------------------------------------------------------------------------



Within this volatile investing environment, Templeton Global Long-Short Fund - Class A produced a six-month cumulative total return of +6.51% as of April 30, 2002, as shown in the Performance Summary beginning on page 10. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index, which posted a 3.47% cumulative total return during the same time.4 Notably, evidence of the Fund's focus on risk reduction was the -0.6% cumulative total return in January 2002, its worst month of performance since its July 2001 inception. This compares quite favorably to the MSCI World Index's worst one-month total returns during the same time frame, including -8.8% in September 2001 and -3.4% in April 2002.(4)



4. Source: Standard & Poor's Micropal. The unmanaged MSCI World Index measures the total returns (gross dividends are reinvested) of equity securities in the developed markets globally. Securities included in the index are weighted according to their market capitalization (outstanding shares times price). One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

--------------------------------------------------------------------------------
PORTFOLIO BREAKDOWN
Based on Total Net Assets
4/30/02

                                 % OF TNA       # OF POSITIONS
--------------------------------------------------------------------------------
Long Equity Securities Net       73.8%          44

Short Equity Securities Net      19.8%          15
--------------------------------------------------------------------------------
      TOTAL NET                  54.0% (LONG)
--------------------------------------------------------------------------------



As of April 30, 2002, The Fund held 13.3% of its total net assets in U.S. securities, made up of 25.0% long and 11.7% short positions. The majority of our long domestic positions were concentrated in companies trading at attractive valuations and also showing a degree of pricing power in what we expected to be a low growth, low inflation environment. These included health care company CIGNA and property-casualty insurer Allstate, which increased their pricing but were trading only in the mid-double-digit P/E range, representing what we considered substantial discounts to the overall market. The Fund's short U.S. positions include housing builder D.R. Horton; we expect investors to penalize the company due to forthcoming integration issues arising from three recent acquisitions, as well as rising interest rates. We also initiated a short position in the Walt Disney Company toward the end of the reporting period. We expect Disney to experience deteriorating fundamentals in its broadcasting business, ABC, where it is losing market share and could face integration problems with its recent acquisition of the Fox cable channels.

--------------------------------------------------------------------------------
INDUSTRY BREAKDOWN
Based on Total Net Assets
4/30/02

INDUSTRY                               % LONG   % SHORT   NET %
--------------------------------------------------------------------------------
Insurance                               7.8%     0.0%     7.8%

Diversified Telecommunication Services  8.1%    -1.1%     7.0%

Banks                                   6.1%     0.0%     6.1%

Aerospace & Defense                     4.8%     0.0%     4.8%

Health Care Providers & Services        4.6%     0.0%     4.6%

Oil & Gas                               4.4%     0.0%     4.4%

Pharmaceuticals                         3.4%     0.0%     3.4%

Electric Utilities                      3.0%     0.0%     3.0%

Electronic Equipment & Instruments      2.7%     0.0%     2.7%

Food Products                           1.9%     0.0%     1.9%

Diversified Financials                  2.3%    -0.4%     1.9%

Gas Utilities                           1.9%     0.0%     1.9%

Real Estate                             1.9%     0.0%     1.9%

Metals & Mining                         2.9%    -1.2%     1.7%

Leisure Equipment & Products            1.5%     0.0%     1.5%

Semiconductor Equipment & Products      2.4%    -1.0%     1.4%

Textiles & Apparel                      1.4%     0.0%     1.4%

Multiline Retail                        2.7%    -1.4%     1.3%

Wireless Telecommunication Services     1.0%     0.0%     1.0%

Chemicals                               0.9%     0.0%     0.9%

Food & Drug Retailing                   2.1%    -1.5%     0.6%

Industrial Conglomerates                2.5%    -1.9%     0.6%

Transportation Infrastructure           0.2%     0.0%     0.2%

Household Durables                      1.5%    -2.1%    -0.6%

Software                                0.0%    -0.7%    -0.7%

Auto Components                         0.0%    -1.3%    -1.3%

Machinery                               0.0%    -1.4%    -1.4%

Media                                   1.8%    -3.5%    -1.7%

Automobiles                             0.0%    -2.3%    -2.3%
--------------------------------------------------------------------------------

The Fund held 11.5% of its total net assets in the U.K. at period-end, where we saw compelling valuations as illustrated by an average dividend yield of 2.7% on our holdings. Our largest holding was British defense contractor BAE Systems, which we believe will benefit from rising defense budgets globally. It is one of Europe's largest defense companies and receives roughly 25% of its revenues from the U.S. but was trading at a substantial discount to its U.S. peers like Boeing and Lockheed Martin, which were dramatically re-rated upward by the stock market due to higher defense spending. Other U.K. holdings include food retailer J. Sainsbury and leading mortgage lender Lloyds TSB Group. We also closed out a short position in Pace Micro Technology, Europe's top maker of digital cable and satellite TV set-top boxes, after the company issued a profit warning and its stock price dropped 60% in one week. We identified Pace as a short opportunity due to its dependence on one major customer that was experiencing financial difficulties. Pace was also reliant on a maturing U.K. market and lacked proprietary technology to increase its U.S. market share.

The Fund held 10.4% of total net assets in emerging markets at period-end. Emerging markets are by their very nature classified as a cyclical asset class, and typically perform well as the global economy revives. Emerging markets have generally been in a bear market for the last five years, and during that time many positive reforms have been enacted that should foster long-term structural growth. Finally, the MSCI Emerging Markets Free Index was trading at only 17 times 2002 earnings per share as of April 30, 2002, representing a 45% discount to the

--------------------------------------------------------------------------------
TOP 10 LONG HOLDINGS
4/30/02

COMPANY
SECTOR/INDUSTRY,  % OF TOTAL
COUNTRY           NET ASSETS
--------------------------------------------------------------------------------
BAE Systems PLC, ord.
and 144A                 3.3%
AEROSPACE & DEFENSE, U.K.

CIGNA Corp.              3.2%
HEALTH CARE PROVIDERS &
SERVCIES, U.S.

Eni SpA                  3.0%
OIL & GAS, ITALY

KT Corp., ADR            2.7%
DIVERSIFIED TELECOMMUNICATION
SERVICES, SOUTH KOREA

Allstate Corp.           2.6%
INSURANCE, U.S.

Lloyds TSB Group PLC     2.5%
BANKS, U.K.

Smiths Group PLC         2.5%
INDUSTRIAL CONGLOMERATES, U.K.

AXA SA                   2.4%
INSURANCE, FRANCE

SBC Communications Inc.  2.4%
DIVERSIFIED TELECOMMUNICATION
SERVICES, U.S.

Samsung Electronics Co. Ltd.,
ord. and pfd.            2.4%
SEMICONDUCTOR EQUIPMENT &
PRODUCTS, SOUTH KOREA
--------------------------------------------------------------------------------



MSCI World Index.(5) The Fund did not hold any short positions in emerging markets. Elsewhere, the Fund held 2.1% of total net assets in Hong Kong, which we expect to deliver strong performance based on a cyclical upsurge, continued structural growth and attractive valuations.

In terms of industries, the Fund's largest single net exposure was in insurance, represented by a mix of property/casualty and life insurance companies. The former should benefit from higher premiums feeding through to profits this year and the latter from secular growth in investment products tied to the retirement of aging baby boomers and underfunded pension schemes in Europe.

Looking forward, we remain cautious regarding U.S. equity markets that are already trading on stretched valuations and where earnings growth prospects are still not certain, in our opinion. Also, the risk remains that interest rates may start to rise later in 2002, which could put a strain on recently record levels of consumer and corporate borrowing and leverage in the financial system. However, the Fund is opportunistic in nature and although we are not identifying much value for new long positions in the U.S., we are finding potential ideas for the short side. As such, we expect the Fund's overall net long U.S. exposure could drop over the next several months. Elsewhere, we are very excited about the prospects for our holdings in Europe and the emerging markets, which we believe could offer positive earnings surprises at low valuations.





5. Source: Standard & Poor's Micropal. The MSCI Emerging Markets Free Index measures the total return (dividends are reinvested) of equity securities in emerging markets globally. Only securities available to foreign (non-local) investors are included. Securities in the index are market capitalization-weighted.

We thank you for your interest in Templeton Global Long-Short Fund, welcome your questions and comments and look forward to serving your investment needs in the months ahead.


/S/SIGNATURE
Dale Winner, CFA


/S/SIGNATURE
Lisa Myers, CFA


/S/SIGNATURE
Scott Benesch

Portfolio Management Team
Templeton Global Long-Short Fund



--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In January 2002, Scott Benesch assumed responsibility for investments in Templeton Global Long-Short Fund. Mr. Benesch joined Franklin Templeton Investments in 2001. Prior to that, he was a vice president with Donaldson, Lufkin & Jenrette and served as Head of Asian Conglomerate Research.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of April 30, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 4/30/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



PRICE INFORMATION
--------------------------------------------------------------------------------
CLASS A                        CHANGE         4/30/02  10/31/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$0.66         $10.80    $10.14

CLASS B                        CHANGE         4/30/02  10/31/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$0.64         $10.77    $10.13
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CLASS A: Subject to the maximum 5.75% initial sales charge.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.*

*The Fund's manager and administrator agreed in advance to waive a portion of its management fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total return would have been lower. The fee waiver may be discontinued after 10/31/02.
--------------------------------------------------------------------------------


Past performance does not guarantee future results.

PERFORMANCE
--------------------------------------------------------------------------------
                                                       INCEPTION
CLASS A                                        6-MONTH (7/31/01)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                      +6.51%   +8.00%
Aggregate Total Return(2)                       +0.37%   +1.79%
Value of $10,000 Investment(3)                 $10,037  $10,179
Aggregate Total Return (3/31/02)(4)             -1.48%   +0.38%

                                                       INCEPTION
CLASS B                                        6-MONTH (7/31/01)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                      +6.21%   +7.70%
Aggregate Total Return(2)                       +2.21%   +3.70%
Value of $10,000 Investment(3)                 $10,221  $10,370
Aggregate Total Return (3/31/02)(4)             +0.22%   +2.20%
--------------------------------------------------------------------------------


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Since the Fund has existed for less than one year, the figures represent aggregate total return since inception, including the maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide aggregate total return information through the latest calendar quarter.


--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Although the Fund intends to reduce risk by having both long and short positions, it is possible the Fund's long positions will decline in value at the same time the value of stocks sold short increases, thereby increasing the potential for loss. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.



Past performance does not guarantee future results.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND
Financial Highlights

                                                                                         CLASS A
                                                                            ------------------------------------
                                                                            SIX MONTHS ENDED
                                                                             APRIL 30, 2002     PERIOD ENDED
                                                                               (UNAUDITED)   OCTOBER 31, 2001(D)
                                                                            ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ....................................         $10.14           $10.00
                                                                            ------------------------------------
Income from investment operations:
 Net investment loss(a) .................................................           (.02)            (.01)
 Net realized and unrealized gains ......................................            .68              .15
                                                                            ------------------------------------
Total from investment operations ........................................            .66              .14
                                                                            ------------------------------------
Net asset value, end of period ..........................................         $10.80           $10.14
                                                                            ====================================

Total return(b) .........................................................           6.51%           1.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .......................................        $74,498          $32,235
Ratios to average net assets:
 Expenses* ..............................................................          2.53%(c)         2.38%(c)
 Expenses, excluding waiver and payments by affiliate* ..................          2.53%(c)         5.26%(c)
 Net investment loss ....................................................          .47)%(c)        (.45)%(c)
Portfolio turnover rate .................................................         47.11%           15.76%

*Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waiver and payments by affiliate to average net assets would have been:
  Expenses ..............................................................          2.26%(c)         2.37%(c)
  Expenses, excluding waiver and payments by affiliate ..................          2.26%(c)         5.25%(c)


(a) Based on average weighted shares outstanding.

(b) Total return does not reflect sales commissions and is not annualized.

(c) Annualized.

(d) For the period July 31, 2001 (inception date) to October 31, 2001.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND
Financial Highlights (CONTINUED)

                                                                                          CLASS B
                                                                            -----------------------------------
                                                                            SIX MONTHS ENDED
                                                                             APRIL 30, 2002    PERIOD ENDED
                                                                               (UNAUDITED)  OCTOBER 31, 2001(D)
                                                                            -----------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .....................................        $10.13           $10.00
                                                                            -----------------------------------
Income from investment operations:
 Net investment loss(a) ..................................................          (.06)              --(e)
 Net realized and unrealized gains .......................................           .70              .13
                                                                            -----------------------------------
Total from investment operations .........................................           .64              .13
                                                                            -----------------------------------
Net asset value, end of period ...........................................        $10.77           $10.13
                                                                            ===================================

Total return(b) ..........................................................         6.32%            1.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ........................................       $32,399          $10,489
Ratios to average net assets:
 Expenses* ...............................................................         3.18%(c)         2.67%(c)
 Expenses, excluding waiver and payments by affiliate* ...................         3.18%(c)         5.55%(c)
 Net investment loss .....................................................       (1.10)%(c)        (.13)%(c)
Portfolio turnover rate ..................................................        47.11%           15.76%

*Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waiver and payments by affiliate to average net assets would have been:
  Expenses ...............................................................         2.91%(c)         2.66%(c)
  Expenses, excluding waiver and payments by affiliate ...................         2.91%(c)         5.54%(c)


(a) Based on average weighted shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.

(c) Annualized.

(d) For the period July 31, 2001 (inception date) to October 31, 2001.

(e) Actual net investment loss per share was $.003.

                       See notes to financial statements.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (UNAUDITED)


                                                                          COUNTRY    SHARES        VALUE
---------------------------------------------------------------------------------------------------------
 COMMON STOCKS 72.6%
 AEROSPACE & DEFENSE 4.8%
 BAE Systems PLC ..................................................   United Kingdom  697,475 $ 3,547,344
 BAE Systems PLC, 144A ............................................   United Kingdom       94         478
 Embraer-Empresa Brasileira de Aeronautica SA, ADR ................       Brazil       67,730   1,559,814
                                                                                              -----------
                                                                                                5,107,636
                                                                                              -----------
 BANKS 6.1%
 Golden West Financial Corp. ......................................    United States   21,450   1,466,966
 Lloyds TSB Group PLC .............................................   United Kingdom  228,605   2,628,524
*UBS AG ...........................................................    Switzerland     50,235   2,421,674
                                                                                              -----------
                                                                                                6,517,164
                                                                                              -----------
 CHEMICALS .9%
 BASF AG ..........................................................       Germany      22,790     973,414
                                                                                              -----------
 DIVERSIFIED FINANCIALS 2.3%
 ING Groep NV .....................................................     Netherlands    91,530   2,416,606
                                                                                              -----------
 DIVERSIFIED TELECOMMUNICATION SERVICES 8.1%
 KT Corp., ADR ....................................................     South Korea   129,760   2,939,064
 SBC Communications Inc. ..........................................    United States   83,190   2,583,881
*Telefonica SA ....................................................        Spain      150,597   1,612,158
 Telefonos de Mexico SA de CV (Telmex), L, ADR ....................       Mexico       41,110   1,555,602
                                                                                              -----------
                                                                                                8,690,705
                                                                                              -----------
 ELECTRIC UTILITIES 3.0%
 E.On AG ..........................................................       Germany      35,995   1,863,404
 Iberdrola SA, Br. ................................................        Spain       98,022   1,344,352
                                                                                              -----------
                                                                                                3,207,756
                                                                                              -----------
 ELECTRONIC EQUIPMENT & INSTRUMENTS 2.7%
*Celestica Inc. ...................................................       Canada       41,040   1,136,808
 Hitachi Ltd. .....................................................        Japan      241,000   1,784,977
                                                                                              -----------
                                                                                                2,921,785
                                                                                              -----------
 FOOD & DRUG RETAILING 2.1%
 J.Sainsbury PLC ..................................................   United Kingdom  377,119   2,198,304
                                                                                              -----------
 FOOD PRODUCTS 1.9%
 Kraft Foods Inc. .................................................    United States   50,180   2,059,387
                                                                                              -----------
 GAS UTILITIES 1.9%
 TransCanada PipeLines Ltd. .......................................       Canada      138,930   2,017,083
                                                                                              -----------
 HEALTH CARE PROVIDERS & SERVICES 4.6%
 CIGNA Corp. ......................................................    United States   31,200   3,400,800
*Wellpoint Health Networks Inc. ...................................    United States   21,170   1,589,444
                                                                                              -----------
                                                                                                4,990,244
                                                                                              -----------

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (UNAUDITED) (CONT.)




                                                                          COUNTRY    SHARES        VALUE
---------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
 HOUSEHOLD DURABLES 1.5%
*Beazer Homes USA Inc. ............................................    United States    8,980  $  794,910
 M.D.C. Holdings Inc. .............................................    United States   15,640     789,820
                                                                                              -----------
                                                                                                1,584,730
                                                                                              -----------
 INDUSTRIAL CONGLOMERATES 2.5%
 Smiths Group PLC .................................................   United Kingdom  221,700   2,620,208
                                                                                              -----------
 INSURANCE 7.8%
 Allstate Corp. ...................................................    United States   69,850   2,775,839
 AXA SA ...........................................................       France      122,082   2,590,702
 Sampo-Leonia OYJ, A ..............................................       Finland     167,000   1,288,146
 Torchmark Corp. ..................................................    United States   40,350   1,649,912
                                                                                              -----------
                                                                                                8,304,599
                                                                                              -----------
 LEISURE EQUIPMENT & PRODUCTS 1.5%
 Mattel Inc. ......................................................    United States   78,330   1,616,731
                                                                                              -----------
 MEDIA 1.8%
 United Business Media PLC ........................................   United Kingdom  259,670   1,982,907
                                                                                              -----------
 METALS & MINING 2.9%
 BHP Billiton PLC .................................................      Australia    297,688   1,592,123
*Cia Vale Do Rio Doce, ADR ........................................       Brazil       53,870   1,470,112
                                                                                              -----------
                                                                                                3,062,235
                                                                                              -----------
 MULTILINE RETAIL 2.7%
*Federated Department Stores Inc. .................................    United States   23,140     919,352
 Sears, Roebuck & Co. .............................................    United States   36,650   1,933,288
                                                                                              -----------
                                                                                                2,852,640
                                                                                              -----------
 OIL & GAS 4.4%
 Eni SpA ..........................................................        Italy      206,718   3,175,978
*Rio Alto Exploration Ltd. ........................................        Canada     155,250   1,552,797
                                                                                              -----------
                                                                                                4,728,775
                                                                                              -----------
 PHARMACEUTICALS 3.4%
 Abbott Laboratories ..............................................    United States   26,250   1,416,188
 Pharmacia Corp. ..................................................    United States   54,460   2,245,386
                                                                                              -----------
                                                                                                3,661,574
                                                                                              -----------
 REAL ESTATE 1.9%
 Cheung Kong Holdings Ltd. ........................................      Hong Kong    210,000   1,999,256
                                                                                              -----------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.2%
 Samsung Electronics Co. Ltd. .....................................     South Korea     4,190   1,236,876
                                                                                              -----------
*TEXTILES & APPAREL 1.4%
 Coach Inc. .......................................................    United States   26,550   1,486,800
                                                                                              -----------
 TRANSPORTATION INFRASTRUCTURE .2%
 Hong Kong Aircraft Engineering Co. Ltd. ..........................      Hong Kong    128,800     251,848
                                                                                              -----------


FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (UNAUDITED) (CONT.)



                                                                          COUNTRY       SHARES        VALUE
--------------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
*WIRELESS TELECOMMUNICATION SERVICES 1.0%
 China Mobile (Hong Kong) Ltd. ....................................        China         329,500  $  1,079,441
                                                                                                  ------------
 TOTAL COMMON STOCKS (COST $72,168,242)                                                             77,568,704
                                                                                                  ------------
 PREFERRED STOCKS (COST $1,243,817) 1.2%
 Samsung Electronics Co. Ltd., pfd. ...............................     South Korea        8,430     1,263,800
                                                                                                  ------------



                                                                                       PRINCIPAL
                                                                                        AMOUNT
                                                                                      -----------
 SHORT TERM INVESTMENTS 22.2%
 U.S. Treasury Bills, 1.712% to 1.737%, with maturities to 7/25/02     United States $18,645,000    18,617,287
 Den Danske Bank, 1.875%, 5/01/02, Time Deposit ...................    United States   5,200,000     5,200,000
                                                                                                  ------------
 TOTAL SHORT TERM INVESTMENTS (COST $23,815,916) ..................                                 23,817,287
                                                                                                  ------------
 TOTAL INVESTMENTS (COST $97,227,975) 96.0% .......................                                102,649,791
 SECURITIES SOLD SHORT (19.8%) ....................................                                (21,245,657)
 OTHER ASSETS, LESS LIABILITIES 23.8% .............................                                 25,493,301
                                                                                                  ------------
 TOTAL NET ASSETS 100.0% ..........................................                               $106,897,435
                                                                                                  ============


(a)SECURITIES SOLD SHORT
   ISSUER                                                                 COUNTRY        SHARES        VALUE
------------------------------------------------------------------------------------------------------------
 AUTO COMPONENTS 1.3%
 Visteon Corp. ....................................................    United States      89,440 $ 1,380,954
                                                                                                 -----------
 AUTOMOBILES 2.3%
 DaimlerChrysler AG ...............................................       Germany         54,200   2,505,483
                                                                                                 -----------
 DIVERSIFIED FINANCIALS .4%
 Instinet Group Inc. ..............................................    United States      56,420     393,868
                                                                                                 -----------
 DIVERSIFIED TELECOMMUNICATION SERVICES 1.1%
 Deutsche Telekom AG ..............................................       Germany         92,170   1,227,549
                                                                                                 -----------
 FOOD & DRUG RETAILING 1.5%
 Walgreen Co. .....................................................    United States      42,692   1,612,477
                                                                                                 -----------
 HOUSEHOLD DURABLES 2.1%
 D.R. Horton Inc. .................................................    United States      86,610   2,234,538
                                                                                                 -----------
 INDUSTRIAL CONGLOMERATES 1.9%
 Siemens AG .......................................................       Germany         33,735   2,042,795
                                                                                                 -----------
 MACHINERY 1.4%
 Man AG ...........................................................       Germany         65,150   1,541,644
                                                                                                 -----------


FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2002 (UNAUDITED) (CONT.)


(a)SECURITIES SOLD SHORT (CONT.)
   ISSUER                                                                 COUNTRY    SHARES        VALUE
----------------------------------------------------------------------------------------------------------
 MEDIA 3.5%
 Dow Jones & Co. Inc. .............................................    United States   26,040 $ 1,415,795
 The Walt Disney Co. ..............................................    United States   73,760   1,709,757
 WPP Group PLC ....................................................   United Kingdom   62,700     665,194
                                                                                              -----------
                                                                                                3,790,746
                                                                                              -----------
 METALS & MINING 1.2%
 Alcoa Inc. .......................................................    United States   38,450   1,308,453
                                                                                              -----------
 MULTILINE RETAIL 1.4%
 Dillards Inc., A .................................................    United States   59,280   1,451,767
                                                                                              -----------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.0%
 Micron Technology Inc. ...........................................    United States   44,020   1,043,274
                                                                                              -----------
 SOFTWARE .7%
 Dassault Systemes SA .............................................       France       15,856     712,109
                                                                                              -----------
 TOTAL SECURITIES SOLD SHORT (PROCEEDS $21,477,186) ...............                           $21,245,657
                                                                                              ===========



 *  Non-income producing securities.
(a) See Note 1(d) regarding securities sold short.

                       See notes to financial statements.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)

Assets:
 Investments in securities
  Cost ...................................................................................   $ 97,227,975
                                                                                             ============
  Value ..................................................................................    102,649,791
 Receivables:
  Cash ...................................................................................            736
  Investment securities sold .............................................................      3,363,668
  Beneficial shares sold .................................................................      2,033,678
  Dividends and interest .................................................................        178,202
 Deposits with broker for securities sold short ..........................................     24,258,939
 Other assets ............................................................................         10,641
                                                                                             ------------
      Total assets .......................................................................    132,495,655
                                                                                             ------------
Liabilities:
 Payables:
  Investment securities purchased ........................................................      3,648,189
  Beneficial shares redeemed .............................................................        460,250
  To affiliates ..........................................................................        223,038
 Securities sold short, at value (proceeds $21,477,186) ..................................     21,245,657
 Accrued expenses ........................................................................         21,086
                                                                                             ------------
      Total liabilities ..................................................................     25,598,220
                                                                                             ------------
Net assets, at value .....................................................................   $106,897,435
                                                                                             ============
Net assets consist of:
 Undistributed net investment income .....................................................   $   (278,702)
 Net unrealized appreciation .............................................................      5,658,933
 Accumulated net realized loss ...........................................................       (440,750)
 Beneficial shares .......................................................................    101,957,954
                                                                                             ------------
Net assets, at value .....................................................................   $106,897,435
                                                                                             ============
CLASS A:
 Net asset value per share ($74,498,598 / 6,895,691 shares outstanding) ..................         $10.80
                                                                                             ============
 Maximum offering price per share ($10.80 / 94.25%) ......................................         $11.46
                                                                                             ============
CLASS B:
 Net asset value and maximum offering price per share ($32,398,837 / 3,008,377
     shares outstanding)* ................................................................         $10.77
                                                                                             ============


*Redemption price per share is equal to net asset value less any applicable sales charge.

                       See notes to financial statements.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $61,639)
 Dividends ......................................................................  $  569,531
 Interest .......................................................................     296,381
                                                                                   ----------
      Total investment income ...................................................              $  865,912
                                                                                               ----------
Expenses:
 Management fees (Note 3) .......................................................     627,727
 Administrative fees (Note 3) ...................................................      87,583
 Distribution fees (Note 3)
  Class A .......................................................................     104,174
  Class B .......................................................................     121,380
 Transfer agent fees (Note 3) ...................................................      36,000
 Custodian fees .................................................................       7,225
 Reports to shareholders ........................................................       3,300
 Registration and filing fees ...................................................       9,000
 Professional fees ..............................................................       9,400
 Amortization of offering costs (Note 1h) .......................................      20,387
 Dividends for securities sold short ............................................     112,084
 Other ..........................................................................         250
                                                                                   ----------
      Total expenses ............................................................               1,138,510
                                                                                               ----------
       Net investment loss ......................................................                (272,598)
                                                                                               ----------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments ...................................................................    (393,955)
  Foreign currency transactions .................................................     (44,543)
                                                                                   ----------
       Net realized loss ........................................................                (438,498)
                                                                                               ----------
 Net unrealized appreciation (depreciation) on:
  Investments ...................................................................   5,657,510
  Translation of assets and liabilities denominated in foreign currencies .......      (1,573)
                                                                                   ----------
       Net unrealized appreciation ..............................................               5,655,937
                                                                                               ----------
Net realized and unrealized gain ................................................               5,217,439
                                                                                               ----------
Net increase in net assets resulting from operations ............................              $4,944,841
                                                                                               ==========

                       See notes to financial statements.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
AND THE PERIOD JULY 31, 2001 (INCEPTION DATE) TO OCTOBER 31, 2001

                                                                             SIX MONTHS ENDED    PERIOD ENDED
                                                                              APRIL 30, 2002   OCTOBER 31, 2001
                                                                             ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment loss ......................................................   $   (272,598)  $    (5,312)
  Net realized loss from investments and foreign currency transactions .....       (438,498)      (41,729)
  Net unrealized appreciation on investments and translation of assets and
   liabilities denominated in foreign currencies ...........................      5,655,937         2,996
                                                                             ----------------------------------
      Net increase (decrease) in net assets resulting from operations ......      4,944,841       (44,045)

 Beneficial share transactions (Note 2):
  Class A ..................................................................     38,772,893    32,274,339
  Class B ..................................................................     20,455,860    10,493,547
                                                                             ----------------------------------
 Total beneficial share transactions .......................................     59,228,753    42,767,886
      Net increase in net assets ...........................................     64,173,594    42,723,841
Net assets:
 Beginning of period .......................................................     42,723,841            --
                                                                             ----------------------------------
 End of period .............................................................   $106,897,435   $42,723,841
                                                                             ==================================
Undistributed net investment income included in net assets:
 End of period .............................................................   $   (278,702)  $    (6,104)
                                                                             ==================================

                       See notes to financial statements.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND
Notes to Financial Statements (unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Long-Short Fund (the Fund) is a separate, diversified series of Franklin Templeton International Trust (the Trust) which is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund seeks to achieve long-term capital growth by investing in both long and short positions, in equity securities, primarily common stocks of companies located anywhere in the world, including developing or emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND
Notes to Financial Statements (unaudited) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONT.)

D. OPTION CONTRACTS

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price at any time until the contract stated expiration date. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When the exercise of an option results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include price movements in the underlying securities, the possibility there may be an illiquid options market, or the inability of the counterparties to fulfill their obligations under the contract.

E. SECURITIES SOLD SHORT

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

F. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND
Notes to Financial Statements (unaudited) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONT.)

H. OFFERING COSTS

Offering costs are amortized on a straight-line basis over twelve months.

I. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. BENEFICIAL SHARES

The Fund offers two classes of shares: Class A and Class B. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At April 30, 2002, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                         SIX MONTHS ENDED             PERIOD ENDED
                                           APRIL 30, 2002           OCTOBER 31, 2001*
                                     -----------------------------------------------------
                                        SHARES     AMOUNT           SHARES     AMOUNT
                                     -----------------------------------------------------
CLASS A SHARES:
Shares sold ......................    5,092,717   $ 52,790,855    3,216,663   $32,646,414
Shares redeemed ..................   (1,377,068)   (14,017,962)     (36,621)     (372,075)
                                     -----------------------------------------------------
Net increase .....................    3,715,649   $ 38,772,893    3,180,042   $32,274,339
                                     =====================================================

                                         SIX MONTHS ENDED             PERIOD ENDED
                                           APRIL 30, 2002           OCTOBER 31, 2001*
                                     -----------------------------------------------------
                                         SHARES     AMOUNT           SHARES     AMOUNT
                                     -----------------------------------------------------
CLASS B SHARES:
Shares sold ......................    2,089,921   $ 21,655,993    1,034,996   $10,493,649
Shares redeemed ..................     (116,530)    (1,200,133)         (10)         (102)
                                     -----------------------------------------------------
Net increase .....................    1,973,391   $ 20,455,860    1,034,986   $10,493,547
                                     =====================================================

*For the period July 31, 2001 (inception date) to October 31, 2001.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND
Notes to Financial Statements (unaudited) (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to Advisers of 1.50% per year of the average daily net assets of the Fund. After July 31, 2002, the Fund will pay a fee of .50% up to 2.50% per year of the average daily net assets of the Fund based on its relative performance to the Morgan Stanley Capital International World Index.

The Fund pays an administrative fee to FT Services of .20% per year of the Fund's average daily net assets.

FT Services and Investor Services agreed in advance to reduce fees to the extent necessary to limit total expenses to an annual rate of 2.40% and 3.05% of the Fund's average daily net assets of Class A and B shares, respectively, through October 31, 2002, as noted in the Statement of Operations.

Under a subadvisory agreement, Templeton Global Advisers, Ltd. (TGAL), provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of the Fund.

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to .35% and 1.00% per year of the average daily net assets of Class A and Class B shares, respectively.

Distributors paid net commissions on sales of Fund's shares and received contingent deferred sales charges for the period of $879,428 and $21,946, respectively.


4. INCOME TAXES

At April 30, 2002, the cost of investments and net unrealized appreciation for income tax purposes were as follows:

        Cost of investments ............  $97,227,975
                                          ===========
        Unrealized appreciation ........  $ 6,764,008
        Unrealized depreciation ........   (1,342,192)
                                          -----------
        Net unrealized appreciation ....  $ 5,421,816
                                          ===========

Net investment income and net realized losses differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and net operating losses.

At October 31, 2001, the Fund had tax basis capital losses of $2,252, which may be carried over to offset future capital gains. Such losses expire in 2009.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND
Notes to Financial Statements (unaudited) (CONTINUED)


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities and securities sold short) for the period ended April 30, 2002 aggregated $80,961,799 and $28,211,582, respectively.

Transactions in options written during the period ended April 30, 2002 were as follows:

                                                           NUMBER
                                                        OF CONTRACTS    PREMIUM
                                                        -----------------------
Options outstanding at October 31, 2001 ...............        --      $     --
Options written .......................................       368        81,694
Options terminated in closing transactions ............      (368)      (81,694)
                                                        ------------------------
Options outstanding at April 30, 2002 .................        --      $     --
                                                        ========================

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

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

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

LITERATURE REQUEST
For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS
GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin Capital Growth Fund(1)
Franklin DynaTech Fund
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund(2)
Franklin Small Cap Growth Fund II(3)
Franklin Technology Fund

GROWTH & INCOME
Franklin Balance Sheet
 Investment Fund(4)
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund(5)
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund(6)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust(7)
Franklin Short-Intermediate
 U.S. Government Securities Fund(6)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund(6)
Franklin Federal Money Fund(6,8)
Franklin Money Fund(6,8)

TAX-FREE INCOME(9)
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(10)
Tax-Exempt Money Fund(6,8)

STATE-SPECIFIC
TAX-FREE INCOME(9)
Alabama
Arizona
California(11)
Colorado
Connecticut
Florida(11)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(10)
Michigan(10)
Minnesota(10)
Missouri
New Jersey
New York(11)
North Carolina
Ohio(10)
Oregon
Pennsylvania
Tennessee
Texas
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(12)

1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.

2. Formerly Franklin Small Cap Growth Fund I. Effective 9/1/01, the fund's name changed and its investment criteria expanded.

3. The fund is closed to most new investors, with the exception of retirement plan accounts and wrap program accounts. Existing shareholders can continue adding to their account.

4. Effective 5/1/02, the fund is closed to all new investors. Existing shareholders, however, will be able to continue adding to their accounts through exchanges and purchases. In addition, retirement plans with an existing account in the fund will be allowed to open new participant accounts.

5. Effective 4/1/02, the fund expanded its investment universe to include companies with market capitalizations up to $2.5 billion.

6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

8. No assurance exists that the fund's $1.00 per share price will be maintained.

9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

10. Portfolio of insured municipal securities.

11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).

12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.


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FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK]
      INVESTMENTS

One Franklin Parkway
San Mateo, CA  94403-1906


SEMIANNUAL REPORT
TEMPLETON GLOBAL LONG-SHORT FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIALBEN[REGISTRATION MARK]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Global Long-Short Fund prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

467 S2002 06/02

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Printed on recycled paper